Municipal Total Return Managed Accounts
Portfolio
Portfolio of Investments April 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 106.5%
X
1,587,100,919 MUNICIPAL BONDS - 106.5%
X 1,587,100,919
Alabama - 1.0%
$ 980 Baldwin County Public Building Authority, Alabama, Building Revenue
Warrants, Jail Project, Series 2020, 4.000%, 3/01/45
3/30 at 100.00 AA $ 965,104
800 Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020, 5.000%, 7/01/34 - BAM Insured
7/30 at 100.00 AA 892,912
3,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 7 Series 2021C-1, 4.000%, 10/01/52, (Mandatory Put 12/01/26)
9/26 at 100.68 N/R 3,050,130
1,270 DCH Health Care Authority, Alabama, Healthcare Facilities Revenue
Bonds, Refunding  Series 2015, 5.000%, 6/01/33
6/25 at 100.00 A 1,345,933
930 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
3.000%, 6/01/50 - AGM Insured
6/30 at 100.00 AA 776,057
2,660 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
3.000%, 6/01/50 - AGM Insured, (UB) (4)
6/30 at 100.00 AA 2,219,690
Tuscaloosa County Board of Education, Alabama, Special
Tax School Warrants, Series 2017:
960 5.000%, 2/01/36, (Pre-refunded 2/01/27) 2/27 at 100.00 AA- (5) 1,063,440
795 5.000%, 2/01/37, (Pre-refunded 2/01/27) 2/27 at 100.00 AA- (5) 880,661
1,050 5.000%, 2/01/43, (Pre-refunded 2/01/27) 2/27 at 100.00 AA- (5) 1,163,138
2,310 University of South Alabama, University Facilities Revenue Bonds, Series
2019A, 5.000%, 4/01/39 - BAM Insured
4/29 at 100.00 AA 2,571,954
14,755 Total Alabama 14,929,019
Alaska - 0.9%
1,100 Alaska Housing Finance Corporation, General Obligation Bonds, State
Capital Project II, Series 2015C, 5.000%, 6/01/31, (Pre-refunded
12/01/25)
12/25 at 100.00 AA+ (5) 1,191,047
1,400 Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015,
5.000%, 1/01/30, (AMT)
7/25 at 100.00 Baa2 1,444,604
4,470 Alaska Municipal Bond Bank, General Obligation Bonds, One Series 2022,
5.000%, 12/01/40
12/31 at 100.00 N/R 4,979,491
1,500 Alaska Municipal Bond Bank, General Obligation Bonds, Three Series
2015, 5.250%, 10/01/31
4/25 at 100.00 A+ 1,593,660
2,860 Anchorage, Alaska, Port Revenue Bonds, Series 2020A, 5.000%, 12/01/50,
(AMT)
12/30 at 100.00 A 3,032,629
Northern Tobacco Securitization Corporation, Alaska,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A Class 1:
545 5.000%, 6/01/32 6/31 at 100.00 A- 597,195
540 5.000%, 6/01/33 6/31 at 100.00 A- 590,112
12,415 Total Alaska 13,428,738
Arizona - 1.4%
Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2017A:
1,000 5.000%, 7/01/36 7/24 at 100.00 AA 1,047,110
1,000 5.000%, 7/01/37 7/24 at 100.00 AA 1,046,680
1,250 5.000%, 7/01/38 7/24 at 100.00 AA 1,307,812

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 750 Arizona Industrial Development Authority Education Revenue Bonds,
Pinecrest Academy of Northern Nevada Project, Series 2022A, 4.500%,
7/15/29, 144A
7/25 at 100.00 N/R $ 731,933
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017D:
35 3.000%, 7/01/22, 144A No Opt. Call BB 34,976
100 5.000%, 7/01/37, 144A 7/27 at 100.00 BB 103,484
1,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/51, 144A
7/27 at 100.00 BB 1,021,350
100 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call BB+ 101,613
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, GreatHearts Arizona Projects,
Series 2021A:
875 3.000%, 7/01/38 7/31 at 100.00 AA- 786,529
910 3.000%, 7/01/39 7/31 at 100.00 AA- 810,291
Arizona Industrial Development Authority, Education
Facility Revenue Bonds, Leman Academy of Excellence
Projects, Series 2022A:
500 4.000%, 7/01/28 No Opt. Call N/R 501,990
500 4.000%, 7/01/29 No Opt. Call N/R 498,785
1,405 4.000%, 7/01/30 7/29 at 100.00 N/R 1,391,048
1,000 Florence Town Inc., Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional School Project - Queen Creek and
Casa Grande Campuses, Series 2013, 6.000%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 BB+ (5) 1,043,080
350 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/51, 144A
7/29 at 100.00 N/R 302,337
775 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 3.000%, 9/01/39
3/31 at 100.00 A+ 668,639
1,325 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 3.000%,
1/01/49
7/30 at 100.00 AA- 1,030,890
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A:
3,450 5.000%, 7/01/35 7/25 at 100.00 A1 3,656,896
1,000 5.000%, 7/01/45 7/25 at 100.00 A1 1,049,180
225 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%,
7/01/44
7/24 at 100.00 BBB- 227,633
410 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.750%, 2/01/50, 144A
2/28 at 100.00 N/R 433,251
1,040 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 4.000%, 4/01/40
4/31 at 100.00 A 1,031,659
Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and
Equine Center Inc Project, Refunding Series 2015A:
135 3.900%, 9/01/24, 144A No Opt. Call BB+ 136,254
1,500 5.000%, 9/01/34, 144A 3/25 at 100.00 BB+ 1,542,060
20,635 Total Arizona 20,505,480

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas - 0.9%
Boone County, Arkansas, Hospital Revenue Bonds, North
Arkansas Regional Medical Center, Refunding Series 2022:
$ 635 4.000%, 5/01/23 No Opt. Call N/R $ 641,134
300 4.000%, 5/01/24 No Opt. Call N/R 301,908
290 4.000%, 5/01/25 No Opt. Call N/R 291,879
Boone County, Arkansas, Hospital Revenue Refunding
Bonds, North Arkansas Regional Medical Center Project,
Refunding Series 2021:
1,035 4.000%, 5/01/26 No Opt. Call N/R 1,038,364
1,080 4.000%, 5/01/27 No Opt. Call N/R 1,076,328
1,150 2.625%, 5/01/30 5/27 at 100.00 N/R 969,542
1,000 Cabot, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Improvement Series 2021B, 3.000%, 12/01/56
12/28 at 100.00 N/R 781,860
655 Gravette School District 20, Benton County, Arkansas, General Obligation
Bonds, Refunding Series 2020, 2.000%, 6/01/29
12/25 at 100.00 Aa2 595,814
Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021:
3,270 2.000%, 6/01/37 12/26 at 100.00 Aa2 2,468,457
3,335 2.000%, 6/01/38 12/26 at 100.00 Aa2 2,480,740
550 Saint Francis County, Arkansas, Sales and Use Tax Bonds, Series 2020,
4.000%, 8/01/27 - BAM Insured
8/26 at 100.00 AA 579,948
2,500 University of Arkansas, Various Facilities Revenue Bonds, UAMS Campus,
Series 2022A, 5.000%, 4/01/39
4/32 at 100.00 N/R 2,847,600
15,800 Total Arkansas 14,073,574
California - 9.1%
100 Alum Rock Union Elementary School District, Santa Clara County,
California, General Obligation Bonds, 2012 Election Series 2016C,
5.000%, 8/01/32
8/25 at 100.00 A1 106,519
100 California Educational Facilities Authority, Revenue Bonds, Loma Linda
University Series 2017A, 5.000%, 4/01/35
4/27 at 100.00 A 108,330
655 California Educational Facilities Authority, Revenue Bonds, Stanford
University, Series 2013-U3, 5.000%, 6/01/43
No Opt. Call AAA 791,207
3,240 California Health Facilities Financing Authority, 4.000%, 8/15/40, (UB) (4) 8/31 at 100.00 N/R 3,249,040
5,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/38, (UB) (4)
11/27 at 100.00 A1 5,445,100
1,185 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/35
3/26 at 100.00 A+ 1,196,542
2,090 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48, (UB) (4)
8/31 at 100.00 N/R 2,077,188
205 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 BBB+ 223,304
California Health Facilities Financing Authority, Revenue
Bonds, Kaiser Permanente System, Series 2017A-2:
5,000 4.000%, 11/01/38, (UB) (4) 11/27 at 100.00 AA- 5,040,350
5,000 5.000%, 11/01/47, (UB) (4) No Opt. Call AA- 5,776,350
California Health Facilities Financing Authority, Revenue
Bonds, Lucile Salter Packard Children's Hosptial at
Stanford, Series 2017A:
775 5.000%, 11/15/37, (UB) (4) 11/27 at 100.00 AA- 860,149
1,000 5.000%, 11/15/42, (UB) (4) 11/27 at 100.00 AA- 1,106,630

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 115 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23,
(ETM)
No Opt. Call BB (5) $ 118,282
100 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/38, 144A
6/26 at 100.00 BB 103,195
1,180 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36,
144A
7/26 at 100.00 BB 1,209,736
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities Project,
Series 2012A:
90 4.750%, 8/01/22 No Opt. Call BB 90,349
675 5.000%, 8/01/32 8/22 at 100.00 BB 676,283
365 California Municipal Finance Authority, Charter School Revenue Bonds,
Rocketship Education Multiple Projects, Series 2014A, 6.000%, 6/01/23
6/22 at 102.00 N/R 373,654
735 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.000%, 8/15/30
8/24 at 100.00 A- 759,108
685 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2017A, 5.000%, 8/15/30
8/27 at 100.00 A- 737,204
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
1,000 5.000%, 7/01/29 7/27 at 100.00 Baa2 1,090,000
3,015 5.000%, 7/01/33 7/27 at 100.00 Baa2 3,250,441
1,750 4.000%, 7/01/42 7/27 at 100.00 Baa2 1,754,620
6,735 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/36, (AMT)
6/28 at 100.00 BBB- 7,097,276
890 California Municipal Finance Authority, Revenue Bonds, Southern
California Institute of Architecture Project, Series 2017, 5.000%,
12/01/39
12/27 at 100.00 BBB+ 941,816
2,050 California Municipal Finance Authority, Student Housing Revenue Bonds,
CHF-Davis II, LLC - Orchard Park Student Housing Project, Series 2021,
4.000%, 5/15/39 - BAM Insured
5/31 at 100.00 N/R 2,065,437
855 California School Finance Authority School Facility Revenue Bonds, KIPP
LA Projects, Series 2015A, 3.625%, 7/01/25, 144A
No Opt. Call BBB 860,729
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35,
144A
8/25 at 100.00 BBB 1,026,080
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
25 5.000%, 8/01/24, (ETM), 144A No Opt. Call N/R (5) 26,408
305 5.000%, 8/01/24, 144A No Opt. Call BBB 317,560
35 5.000%, 8/01/25, (ETM), 144A No Opt. Call N/R (5) 37,744
325 5.000%, 8/01/25, 144A No Opt. Call BBB 342,368
725 5.000%, 8/01/26, 144A 8/25 at 100.00 BBB 761,112
65 5.000%, 8/01/26, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R (5) 70,096
225 5.000%, 8/01/27, 144A 8/25 at 100.00 BBB 235,561
25 5.000%, 8/01/27, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R (5) 26,960
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Series 2020A-3, 5.000%, 8/01/40, 144A
8/28 at 100.00 BBB 1,035,520
1,485 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/37, 144A
10/27 at 100.00 BBB- 1,542,573

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 755 California School Finance Authority, Charter School Revenue Bonds,
Coastal Academy Project, Series 2013A, 5.000%, 10/01/33, 144A
10/22 at 100.00 BBB- $ 759,432
700 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/31,
144A
6/25 at 100.00 N/R 722,722
325 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools ? Obligated Group, Series 2017G, 5.000%,
6/01/37, 144A
6/27 at 100.00 N/R 336,918
310 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G, 5.000%,
6/01/30, 144A
6/27 at 100.00 N/R 325,999
100 California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A, 4.000%,
6/01/41
6/31 at 100.00 N/R 89,599
640 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.000%, 7/01/22
No Opt. Call BBB 643,078
1,075 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 BBB 1,096,973
300 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2017A, 5.000%, 7/01/25, 144A
No Opt. Call BBB 315,489
5,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2017, 5.000%, 8/01/36, (UB) (4)
8/26 at 100.00 Aa2 5,413,200
1,400 California State, General Obligation Bonds, Refunding Various Purpose
Series 2021, 5.000%, 12/01/43
12/30 at 100.00 Aa2 1,573,670
California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds,
Series 2016:
825 5.000%, 10/01/31 10/26 at 100.00 A- 893,607
830 5.000%, 10/01/32 10/26 at 100.00 A- 897,952
100 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB 103,313
3,900 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/36, 144A
6/26 at 100.00 BB 4,073,160
165 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/38, 144A
6/28 at 100.00 BB 176,524
1,000 California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017, 5.000%, 5/15/36
5/27 at 100.00 Baa1 1,065,330
1,600 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-1,
2.800%, 3/01/47, 144A
3/32 at 100.00 N/R 1,277,840
4,000 El Cajon Redevelopment Agency Successor Agency, San Diego County,
California, Tax Allocation Bonds, Refunding Series 2018, 5.000%,
10/01/34 - BAM Insured
10/28 at 100.00 AA 4,452,160
3,500 Foothill-De Anza Community College District, Santa Clara County,
California, General Obligation Bonds, Election of 2020 Refunding Series
2021A, 3.000%, 8/01/39
8/31 at 100.00 AAA 3,164,105
750 Irvine, California, Special Tax Bonds, Community Facilities District 2004-1
Central Park, Series 2015A, 4.000%, 9/01/35
9/25 at 100.00 N/R 756,443

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,250 Irvine, California, Special Tax Bonds, Community Facilities District 2013-3
Great Park, Improvement Area 4, Series 2016, 4.000%, 9/01/35
9/23 at 103.00 N/R $ 1,269,225
50 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.000%, 11/15/35
No Opt. Call AA- 55,824
1,400 Long Beach, California, Harbor Revenue Bonds, Series 2017, 5.000%,
5/15/29, (AMT)
5/27 at 100.00 AA 1,524,488
Long Beach, California, Harbor Revenue Bonds, Series
2019A:
2,500 5.000%, 5/15/44, (UB) (4) 5/29 at 100.00 Aa2 2,752,750
2,500 5.000%, 5/15/49, (UB) (4) 5/29 at 100.00 Aa2 2,743,825
Long Beach, California, Marina Revenue Bonds, Alamitos
Bay Marina Project, Series 2015:
320 5.000%, 5/15/24 No Opt. Call BBB 332,662
745 5.000%, 5/15/26 5/25 at 100.00 BBB 785,156
750 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/30, (AMT)
5/25 at 100.00 Aa2 788,992
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2016B:
2,200 5.000%, 5/15/33, (AMT) 5/26 at 100.00 Aa3 2,317,458
500 5.000%, 5/15/34, (AMT) 5/26 at 100.00 Aa3 526,285
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2017A:
1,000 5.000%, 5/15/33, (AMT) 5/27 at 100.00 Aa3 1,065,490
2,000 5.000%, 5/15/34, (AMT) 5/27 at 100.00 Aa3 2,128,980
1,135 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/33, (AMT)
11/27 at 100.00 Aa3 1,216,028
365 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 - BAM
Insured
9/25 at 100.00 AA 390,174
2,010 Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2013, 5.000%, 12/01/29, (Pre-refunded
12/01/23)
12/23 at 100.00 B+ (5) 2,091,747
Ontario International Airport Authority, California, Revenue
Bonds, Series 2021B:
500 4.000%, 5/15/37 - AGM Insured, (AMT) 5/31 at 100.00 AA 499,385
475 4.000%, 5/15/38 - AGM Insured, (AMT) 5/31 at 100.00 AA 471,903
845 4.000%, 5/15/39 - AGM Insured, (AMT) 5/31 at 100.00 AA 837,758
150 Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Election 2010 Series 2012C, 4.250%, 8/01/52, (Pre-
refunded 8/01/22)
8/22 at 100.00 A1 (5) 151,060
Rancho Mirage Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Merged Redevelopment
Project, Northside Sub-Area, Refunding Series 2016A:
1,085 3.000%, 4/01/30 - BAM Insured 4/26 at 100.00 AA 1,079,608
2,245 3.000%, 4/01/31 - BAM Insured 4/26 at 100.00 AA 2,206,655
1,215 Sacramento Area Flood Control Agency, California, Spcial Assessment
Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%,
10/01/32 - BAM Insured
10/24 at 100.00 AA 1,279,298

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Sacramento Regional Transit District, California, Revenue
Bonds, Refunding Series 2021A:
$ 1,000 4.000%, 3/01/40 3/31 at 100.00 A2 $ 1,008,610
1,050 4.000%, 3/01/41 3/31 at 100.00 A2 1,053,517
Sacramento, California, Special Tax Bonds, North Natomas
Community Facilities District 4, Refunding Series 2015F:
615 5.000%, 9/01/26 9/25 at 100.00 BBB+ 654,673
1,290 5.000%, 9/01/27 9/25 at 100.00 BBB+ 1,370,522
295 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/32
9/25 at 100.00 N/R 308,349
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A:
1,000 5.000%, 7/01/34, (AMT) 7/27 at 100.00 A+ 1,060,980
500 5.000%, 7/01/35, (AMT) 7/27 at 100.00 A+ 530,035
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2019B:
2,000 5.000%, 7/01/34, (AMT) 7/29 at 100.00 A+ 2,163,420
1,000 5.000%, 7/01/35, (AMT) 7/29 at 100.00 A+ 1,080,470
1,000 5.000%, 7/01/36, (AMT) 7/29 at 100.00 A+ 1,079,420
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/45,
(AMT), (UB) (4)
5/29 at 100.00 A1 10,634,400
1,280 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay North Redevelopment
Project, Refunding Series 2016A, 5.000%, 8/01/33
8/26 at 100.00 A 1,397,197
2,000 State of California, 4.000%, 10/01/37, (UB) (4) 4/31 at 100.00 N/R 2,052,660
Upland, California, Certificates of Participation, San Antonio
Regional Hospital, Series 2017:
585 5.000%, 1/01/25 No Opt. Call BBB 615,841
1,110 5.000%, 1/01/26 No Opt. Call BBB 1,186,102
530 5.000%, 1/01/28 No Opt. Call BBB 579,300
1,000 Yuba Levee Financing Authority, California, Revenue Bonds, Yuba County
Levee Refinancing Project, Refunding Series 2017A, 5.000%, 9/01/31 -
BAM Insured
9/26 at 100.00 AA 1,083,550
128,575 Total California 135,042,132
Colorado - 4.4%
640 Adams and Weld Counties School District 27J, Brighton, Colorado,
General Obligation Bonds, Series 2015, 5.000%, 12/01/40
12/25 at 100.00 AA 687,750
1,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R 804,070
1,270 Arkansas River Power Authority, Colorado, Power Supply System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/30
10/28 at 100.00 BBB 1,383,335
4,275 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 5.250%, 12/01/32
6/29 at 100.00 AA+ 4,936,428
Castle Oaks Metropolitan District 3, Castle Rock, Douglas
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2020:
600 4.000%, 12/01/35 - AGM Insured 12/30 at 100.00 AA 631,794
780 4.000%, 12/01/50 - AGM Insured 12/30 at 100.00 AA 799,594
520 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/41
9/26 at 103.00 N/R 484,032

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Department of Transportation, Headquarters
Facilities Lease Purchase Agreement Certificates of
Participation, Series 2016:
$ 1,000 5.000%, 6/15/33 6/26 at 100.00 Aa2 $ 1,080,580
1,330 5.000%, 6/15/35 6/26 at 100.00 Aa2 1,433,421
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%,
7/01/36, 144A
7/25 at 100.00 BB 509,620
1,250 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, DSST Northeast Campus Project, Series 2021, 3.000%,
8/01/41
8/31 at 100.00 Aa3 1,072,063
300 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013,
5.000%, 12/01/42
12/22 at 100.00 BB+ 300,936
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Pinnacle Charter School, Refunding &
Improvement Series 2021A:
1,370 4.000%, 12/01/36 12/30 at 100.00 A+ 1,416,936
1,670 4.000%, 12/01/41 12/30 at 100.00 A+ 1,707,241
800 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder
Community Health Project, Series 2020, 4.000%, 10/01/35
10/30 at 100.00 A- 811,800
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
1,975 5.000%, 8/01/31 8/29 at 100.00 BBB+ 2,163,948
3,000 5.000%, 8/01/32 8/29 at 100.00 BBB+ 3,281,130
3,500 5.000%, 8/01/33 8/29 at 100.00 BBB+ 3,821,230
520 4.000%, 8/01/37 8/29 at 100.00 BBB+ 506,584
575 4.000%, 8/01/38 8/29 at 100.00 BBB+ 558,515
400 4.000%, 8/01/44 8/29 at 100.00 BBB+ 382,184
550 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 BBB+ 593,120
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 4.000%, 8/01/39
8/29 at 100.00 BBB+ 725,407
1,635 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig
Hospital Project, Series 2012, 5.000%, 12/01/28, (UB) (4)
12/22 at 100.00 A+ 1,664,822
1,225 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/30
11/29 at 100.00 AA- 1,376,900
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender Option
Bond Trust 2015-XF2196. Formerly Tender Option Bond Trust 3367,
18.570%, 1/01/35, 144A, (IF) (4)
1/24 at 100.00 AA- 1,200,360
900 Colorado Science and Technology Park Metropolitan District No.1,
Special Revenue  Improvement Bonds, Refunding Series 2018, 5.000%,
12/01/33
12/23 at 103.00 N/R 914,373
630 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/41
3/30 at 100.00 Aa2 644,761
2,500 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/46
3/31 at 100.00 N/R 2,508,925
1,750 Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%,
12/15/34
12/30 at 100.00 N/R 1,825,233
2,500 Colorado State, Certificates of Participation, Rural Series 2021A, 5.000%,
12/15/34
12/31 at 100.00 Aa2 2,865,600
140 Costilla County School District R-30 Sierra Grande, Colorado, General
Obligation Bonds, Series 2019, 5.000%, 12/01/26
No Opt. Call Aa2 154,010

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 4,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/38, (AMT)
12/28 at 100.00 A+ $ 4,261,200
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
250 5.000%, 12/01/26 No Opt. Call Baa2 265,805
1,240 5.000%, 12/01/28 12/26 at 100.00 Baa2 1,309,539
500 5.000%, 12/01/36 12/26 at 100.00 Baa2 521,065
2,985 Groundwater Management Subdistrict, Adams, Morgan and Weld
Counties, Colorado, Limited Tax General Obligation Bonds, Series 2021,
4.000%, 12/01/40 - BAM Insured
12/31 at 100.00 AA 3,085,057
Gunnison County, Colorado, Certificates of Participation,
Series 2020B:
310 5.000%, 12/01/30 No Opt. Call Aa3 356,450
200 5.000%, 12/01/31 12/30 at 100.00 Aa3 229,358
500 Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51, 144A
12/26 at 103.00 N/R 429,915
Mesa County Valley School District 51, Grand Junction,
Colorado, General Obligation Bonds, Series 2018:
1,250 5.250%, 12/01/33 12/27 at 100.00 AA 1,415,837
1,665 5.500%, 12/01/36 12/27 at 100.00 AA 1,907,341
600 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Senior Series 2021A, 4.000%, 12/01/41 - AGM Insured
12/31 at 100.00 N/R 621,546
1,130 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA 1,206,716
1,270 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/33
No Opt. Call A- 1,257,478
3,320 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2012A, 5.000%, 11/01/32, (Pre-refunded
11/01/22)
11/22 at 100.00 AA+ (5) 3,376,473
595 Sorrel Ranch Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2020, 4.000%, 12/01/31
- AGM Insured
12/30 at 100.00 AA 637,721
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/41
3/26 at 103.00 N/R 1,002,220
1,085 Weld County School District RE8, Colorado, General Obligation Bonds,
Series 2017, 5.000%, 12/01/31
12/26 at 100.00 Aa2 1,194,075
62,755 Total Colorado 66,324,498
Connecticut - 1.4%
1,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 4.000%, 7/01/46
7/31 at 100.00 N/R 999,750
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Sacred Heart University, Series 2017I-1:
500 5.000%, 7/01/36 7/27 at 100.00 A 538,160
410 5.000%, 7/01/37 7/27 at 100.00 A 440,976
1,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series L, 5.000%, 7/01/33
7/32 at 100.00 N/R 1,126,440

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority:
$ 5,000 3.000%, 7/01/39, (UB) (4) 7/31 at 100.00 N/R $ 4,145,850
2,275 4.000%, 7/01/40, (UB) (4) 7/31 at 100.00 N/R 2,262,351
4,000 Connecticut State, General Obligation Bonds, Series 2021A, 3.000%,
1/15/35
1/31 at 100.00 Aa3 3,690,960
Harbor Point Infrastructure Improvement District,
Connecticut, Special Obligation Revenue Bonds, Harbor
Point Project, Refunding Series 2017:
1,500 5.000%, 4/01/30, 144A 4/27 at 100.00 N/R 1,609,755
6,465 5.000%, 4/01/39, 144A 4/27 at 100.00 N/R 6,859,882
22,150 Total Connecticut 21,674,124
Delaware - 0.2%
515 Delaware Economic Development Authority, Delaware, Delaware, First
State Montessori Academy, Inc. Project, Series 2019A, 4.000%, 8/01/29
No Opt. Call BBB- 506,276
340 Delaware Economic Development Authority, Delaware, Revenue Bonds,
ASPIRA of Delaware Charter Operations Inc. DBA Las Americas ASPIRA
Academy Project, Series 2022A, 4.000%, 6/01/42
6/32 at 100.00 N/R 310,930
290 Delaware Economic Development Authority, Revenue Bonds, Newark
Charter School, Refunding Series 2016A, 2.800%, 9/01/26
No Opt. Call BBB+ 277,965
540 Delaware Economic Development Authority, Revenue Bonds, Newark
Charter School, Series 2021, 4.000%, 9/01/41
9/31 at 100.00 N/R 501,795
700 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2021, 4.000%, 1/01/40
1/32 at 100.00 N/R 725,942
2,385 Total Delaware 2,322,908
District of Columbia - 3.1%
2,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/39
4/26 at 100.00 AA+ 2,153,600
2,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2017B, 5.000%, 10/01/34
4/27 at 100.00 AAA 2,201,380
5,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2018B, 5.000%, 10/01/49, (UB) (4)
4/28 at 100.00 AAA 5,510,100
1,000 District of Columbia, General Obligation Bonds, Series 2016A, 5.000%,
6/01/41
6/26 at 100.00 Aaa 1,077,570
1,000 District of Columbia, Hospital Revenue Bonds, Children's Hospital
Obligated Group, Refunding Series 2015, 5.000%, 7/15/28
1/26 at 100.00 A1 1,076,460
5,000 District of Columbia, Income Tax Secured Revenue Bonds, Series 2019A,
4.000%, 3/01/40, (UB) (4)
9/29 at 100.00 AAA 5,146,050
District of Columbia, Income Tax Secured Revenue Bonds,
Series 2020C:
3,110 4.000%, 5/01/40 5/30 at 100.00 AAA 3,208,152
5,000 4.000%, 5/01/45, (UB) (4) 5/30 at 100.00 AAA 5,084,650
5,000 District of Columbia, Revenue Bonds, Georgetown University, Refunding
Series 2017, 5.000%, 4/01/33
4/27 at 100.00 A- 5,346,450
District of Columbia, Washington, D.C., Revenue Bonds,
Association of Amercian Medical Colleges, Series 2011A:
1,000 5.000%, 10/01/28, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ (5) 1,039,720
1,000 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ (5) 1,039,720
575 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ (5) 597,839
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017A, 5.000%, 7/01/37
1/28 at 100.00 BBB+ 2,080,680

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017B, 5.000%, 7/01/37
1/28 at 100.00 BBB+ $ 2,080,680
District of Columbia, Washington, D.C., Revenue Bonds,
KIPP DC Issue, Series 2019:
250 5.000%, 7/01/28 No Opt. Call BBB+ 265,965
250 5.000%, 7/01/29 No Opt. Call BBB+ 267,530
1,325 4.000%, 7/01/39 7/29 at 100.00 N/R 1,247,805
7,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured
10/31 at 100.00 N/R 6,902,560
600 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/36, (AMT)
10/28 at 100.00 Aa3 645,906
45,110 Total District of Columbia 46,972,817
Florida - 10.5%
Alachua County Health Facilities Authority, Florida,
Continuing Care Retirement Community Revenue Bonds,
Oak Hammock at the University of Florida, Inc. Project,
Series 2021:
325 4.000%, 10/01/30 10/27 at 103.00 N/R 325,910
800 4.000%, 10/01/40 10/27 at 103.00 N/R 760,848
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022:
530 4.250%, 5/01/32 No Opt. Call N/R 517,338
1,000 5.000%, 5/01/42 5/32 at 100.00 N/R 993,360
750 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33
9/23 at 100.00 BBB 761,573
2,000 Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 5.000%, 4/01/47
4/32 at 100.00 N/R 2,148,560
5,000 Brevard County School Board, Florida, Certificates of Participation,
Refunding Series 2017A, 5.000%, 7/01/31
7/27 at 100.00 Aa3 5,522,600
1,930 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/35, (AMT)
10/27 at 100.00 A1 2,050,683
Broward County, Florida, Airport System Revenue Bonds,
Series 2019A:
2,750 5.000%, 10/01/37, (AMT) 10/29 at 100.00 A1 2,959,302
1,750 5.000%, 10/01/39, (AMT) 10/29 at 100.00 A1 1,877,435
1,425 Capital Projects Finance Authority, Florida, Student Housing Revenue
Bonds, Capital Projects Loan Program, Refunding Series 2020A-1,
5.000%, 10/01/30
No Opt. Call Baa3 1,532,203
3,680 Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series
2018, 5.000%, 7/01/43
7/28 at 100.00 A+ 4,031,293
Charlotte County Industrial Development Authority,
Florida, Utility System Revenue Bonds, Town & Country
Utilities Project, Series 2021A:
250 4.000%, 10/01/41, (AMT), 144A 10/31 at 100.00 N/R 222,388
110 4.000%, 10/01/51, (AMT), 144A 10/31 at 100.00 N/R 92,229
3,035 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 AA- 3,233,398
500 Clearwater, Florida, Water and Sewer Revenue Bonds, Refunding Series
2020, 5.000%, 12/01/32
12/29 at 100.00 AA+ 570,130

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Cocoa, Florida, Water and Sewer System Revenue Bonds,
Refunding Series 2018C:
$ 1,225 5.000%, 10/01/36 10/28 at 100.00 AA $ 1,381,359
1,315 5.000%, 10/01/37 10/28 at 100.00 AA 1,478,665
1,000 5.000%, 10/01/38 10/28 at 100.00 AA 1,122,300
Deerfield Beach, Florida, Capital Improvement Revenue
Bonds, Series 2018:
2,865 5.000%, 12/01/37 12/28 at 100.00 AA 3,248,394
1,200 5.000%, 12/01/38 12/28 at 100.00 AA 1,358,676
Florida Atlantic University FAU Finance Corporation,
Capital Improvement Revenue Bonds, Student Housing
Project, Series 2019B:
2,495 4.000%, 7/01/37 7/29 at 100.00 A1 2,563,613
2,295 4.000%, 7/01/38 7/29 at 100.00 A1 2,347,211
340 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series
2014A, 5.750%, 7/01/24
No Opt. Call N/R 345,032
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C:
175 5.150%, 7/01/27, 144A No Opt. Call N/R 179,526
385 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R 396,007
1,700 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Imagine School at Broward Project, Series 2021A, 4.000%,
12/15/51, 144A
12/29 at 100.00 N/R 1,433,389
170 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.000%, 6/15/35, 144A
6/25 at 100.00 N/R 178,335
2,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 2,048,680
4,525 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A
5/22 at 103.00 N/R 4,419,658
750 Florida Development Finance Corporation, Healthcare Facilities Revenue
Bonds, UF Health - Jacksonville Project, Series 2022A, 4.000%, 2/01/41
- AGM Insured
2/32 at 100.00 N/R 734,063
715 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
5/22 at 102.50 N/R 708,801
560 Florida Governmental Utility Authority, Utility Revenue Bonds, Aloha Utility
System, Refunding Series 2019, 5.000%, 10/01/29 - AGM Insured
No Opt. Call AA 638,596
1,000 Florida Gulf Coast University Finanacing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project, Series
2019A, 3.000%, 2/01/39
2/30 at 100.00 A+ 892,320
Florida State Board of Governors, Dormitory Revenue
Bonds, Florida International University, Refunding Series
2021A:
1,200 2.000%, 7/01/38 - BAM Insured 7/31 at 100.00 AA 888,144
1,080 2.000%, 7/01/40 - BAM Insured 7/31 at 100.00 AA 770,980
760 Fort Lauderdale, Florida, Special Assessment Bonds, Las Olas Isles
Undergrounding Project, Series 2022, 4.000%, 7/01/42, 144A
7/32 at 100.00 N/R 706,025
3,465 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/44
10/28 at 100.00 Aa3 3,547,017

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Greater Orlando Aviation Authority, Florida, Airport
Facilities Revenue Bonds, Series 2019A:
$ 2,560 5.000%, 10/01/26, (AMT) No Opt. Call Aa3 $ 2,753,126
4,000 5.000%, 10/01/28, (AMT) No Opt. Call Aa3 4,392,600
1,570 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Taxable Refunding Series 2022A, 4.000%, 10/01/38, (AMT)
10/31 at 100.00 N/R 1,557,707
Greater Orlando Aviation Authority, Florida, Orlando
Airport Facilities Revenue Bonds, Priority Subordinated
Series 2017A:
1,010 5.000%, 10/01/32, (AMT) 10/27 at 100.00 A1 1,076,498
400 5.000%, 10/01/34, (AMT) 10/27 at 100.00 A1 425,372
2,500 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/37, (AMT)
10/31 at 100.00 N/R 2,529,125
715 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/35, (AMT)
10/28 at 100.00 Aa3 770,427
3,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Refunding Series 2013A, 5.500%,
10/01/28, (Pre-refunded 10/01/23), (AMT)
10/23 at 100.00 A1 (5) 3,129,240
Hillsborough County Industrial Development Authority,
Florida, Hospital Revenue Bonds, Florida Health Sciences
Center Inc D/B/A Tampa General Hospital, Series 2020A:
2,000 4.000%, 8/01/45 2/31 at 100.00 A 1,931,420
10,535 4.000%, 8/01/50 2/31 at 100.00 A 10,094,005
1,110 Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53, 144A
6/28 at 100.00 N/R 1,112,253
1,650 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Baptist Health
Properties, Refunding Series 2017, 5.000%, 8/15/35
8/27 at 100.00 AA 1,803,351
725 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020, 4.000%, 11/01/39
11/29 at 100.00 A 728,726
1,000 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2012A,
5.000%, 6/15/24
6/22 at 100.00 BB- 1,001,210
Lee County, Florida, Solid Waste System Revenue Bonds,
Refunding Series 2016:
1,110 5.000%, 10/01/24, (AMT) No Opt. Call AA- 1,169,008
605 5.000%, 10/01/26, (AMT) No Opt. Call AA- 657,399
1,155 Marco Island, Florida, Utility System Revenue Bonds, Refunding Series
2016, 3.000%, 10/01/33
10/26 at 100.00 Aa3 1,107,160
5,000 Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds,
Martin Memorial Medical Center, Series 2019, 4.000%, 1/01/46, (UB) (4)
1/29 at 100.00 AA 4,901,200
Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida
Project, Refunding 2014:
850 5.000%, 11/15/23 No Opt. Call A- 884,442
250 5.000%, 11/15/26 11/24 at 100.00 A- 262,915
375 5.000%, 11/15/27 11/24 at 100.00 A- 393,720
500 5.000%, 11/15/28 11/24 at 100.00 A- 524,145
Miami Dade County, Florida, Rickenbacker Causeway
Revenue Bonds, Series 2014:
900 5.000%, 10/01/27 10/24 at 100.00 A- 938,979
920 5.000%, 10/01/28 10/24 at 100.00 A- 958,125
500 5.000%, 10/01/30 10/24 at 100.00 A- 519,100

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,800 Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Port
of Miami Tunnel Project, Refunding Series 2012, 5.000%, 3/01/30, (Pre-
refunded 3/01/23), 144A
3/23 at 100.00 N/R (5) $ 1,835,784
4,870 Miami-Dade County Health Facilities Authority, 4.000%, 8/01/42, (UB) (4) 8/31 at 100.00 A+ 4,883,977
705 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
Airport, Refunding Series 2012A, 5.000%, 10/01/25, (Pre-refunded
10/01/22), (AMT)
10/22 at 100.00 A2 (5) 714,912
1,145 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/28, (AMT)
10/24 at 100.00 A2 1,190,834
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/41
10/26 at 100.00 A 1,069,050
4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2018A, 5.000%, 10/01/38, (AMT)
10/28 at 100.00 A 4,239,040
8,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/41 - AGM Insured, (AMT)
10/31 at 100.00 AA 7,942,080
1,400 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 4.000%, 10/01/44
4/31 at 100.00 AA- 1,416,408
500 Orange County Health Facilities Authority, Florida, Revenue Bonds,
Presbyterian Retirement Communities Project, Series 2014, 5.000%,
8/01/24
No Opt. Call N/R 525,035
2,290 Orange County, Florida, Tourist Development Tax Revenue Bonds,
Refunding Series 2016B, 4.000%, 10/01/34
10/26 at 100.00 Aa2 2,353,799
1,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A, 5.000%, 11/01/35 -
AGM Insured
11/27 at 100.00 AA 1,105,600
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series
2019A-1:
400 5.000%, 10/01/35 10/29 at 100.00 BBB+ 433,292
250 5.000%, 10/01/36 10/29 at 100.00 BBB+ 270,185
250 5.000%, 10/01/38 10/29 at 100.00 BBB+ 269,295
250 5.000%, 10/01/39 10/29 at 100.00 BBB+ 268,707
495 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group, Series
2019, 5.000%, 8/15/27
No Opt. Call AA- 545,827
2,000 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Lifespace Community Inc., Series 2018B, 5.000%, 5/15/33
5/27 at 100.00 N/R 2,062,720
425 Palm Beach County School Board, Florida, Certificates of Participation,
Series 2015C, 5.000%, 8/01/30
8/25 at 100.00 Aa3 452,162
505 Pinellas County School Board, Florida, Certificates of Participation, Master
Lease Program, Seris 2017A, 5.000%, 7/01/37
7/27 at 100.00 Aa3 556,000
850 Reedy Creek Improvement District, Orange and Osceola Counties,
Florida, Utilities Revenue Bonds, Series 2018-1, 5.000%, 10/01/36
10/28 at 100.00 A1 947,401
1,360 Saint Petersburg, Florida, Public Utility Revenue Bonds, Series 2021A,
4.000%, 10/01/41
4/31 at 100.00 Aa2 1,410,157
Seminole County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, Galileo
Schools for Gifted Learning, Series 2021A:
265 4.000%, 6/15/30, 144A No Opt. Call Ba1 256,061
280 4.000%, 6/15/31, 144A No Opt. Call Ba1 267,994

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016:
$ 65 5.000%, 5/01/23 No Opt. Call AA $ 66,906
2,000 4.000%, 5/01/33 5/26 at 100.00 AA 2,026,100
500 Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds,
Refunding Series 2015, 5.000%, 10/01/35
10/23 at 100.00 AA+ 519,150
1,310 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29
9/26 at 100.00 A+ 1,450,943
1,100 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/39
9/30 at 70.57 A+ 534,380
Tampa, Florida, Water and Wastewater Systems Revenue
Bonds, Series 2020A:
1,500 4.000%, 10/01/44, (UB) (4) 10/30 at 100.00 AAA 1,536,270
6,000 4.000%, 10/01/48, (UB) (4) 10/30 at 100.00 AAA 6,103,800
5 Tolomato Community Development District, Florida, Special Assessment
Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/22 (6)
No Opt. Call N/R 0
15 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
5/22 at 100.00 N/R 11,736
15 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)
5/22 at 100.00 N/R 0
1,500 Village Community Development District 13, Wildwood, Florida, Special
Assessment Revenue Bonds, Series 2021, 2.850%, 5/01/36
5/29 at 100.00 N/R 1,290,225
Wildwood Utility Dependent District, Florida, Revenue
Bonds, South Sumter Utility Project, Series 2021:
750 5.000%, 10/01/36 - BAM Insured 10/31 at 100.00 N/R 853,703
1,000 5.000%, 10/01/41 - BAM Insured 10/31 at 100.00 N/R 1,120,720
1,250 5.000%, 10/01/46 - BAM Insured 10/31 at 100.00 N/R 1,385,300
153,045 Total Florida 156,522,847
Georgia - 1.2%
5,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40,
(AMT), (UB) (4)
7/29 at 100.00 Aa3 4,959,450
220 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option
Trust 2015-XF0234, 21.426%, 3/01/23, 144A, (IF) (4)
No Opt. Call Aa2 292,811
Brookhaven Development Authority, Georgia, Revenue
Bonds, Children's Healthcare of Atlanta, Inc. Project, Series
2019A:
1,335 4.000%, 7/01/44, (UB) (4) 7/29 at 100.00 AA+ 1,342,957
3,665 4.000%, 7/01/49, (UB) (4) 7/29 at 100.00 AA+ 3,660,382
Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A:
2,390 5.000%, 4/01/35 4/27 at 100.00 A 2,595,182
1,380 5.000%, 4/01/37 4/27 at 100.00 A 1,493,905
100 Dalton Development Authority, Georgia, Revenue Bonds, Hamilton Health
Care System Inc., Series 2012A, 3.000%, 8/15/25
8/22 at 100.00 AA- 100,135
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A:
600 2.300%, 6/01/27 No Opt. Call AAA 581,928
675 2.350%, 12/01/27 No Opt. Call AAA 653,170
1,315 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 N/R 1,351,149

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 1,120 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2021, 4.000%,
4/01/39
4/31 at 100.00 N/R $ 1,146,970
17,800 Total Georgia 18,178,039
Hawaii - 0.9%
Hawaii Department of Budget and Finance, Special
Purpose Revenue Bonds, Mid-Pacific Project, Series 2020:
300 4.000%, 1/01/25 No Opt. Call BBB+ 301,455
500 4.000%, 1/01/26 No Opt. Call BBB+ 501,380
665 4.000%, 1/01/27 No Opt. Call BBB+ 665,598
350 4.000%, 1/01/28 No Opt. Call BBB+ 348,754
360 4.000%, 1/01/29 No Opt. Call BBB+ 357,242
250 4.000%, 1/01/30 No Opt. Call BBB+ 246,310
275 4.000%, 1/01/31 1/30 at 100.00 BBB+ 269,283
270 4.000%, 1/01/32 1/30 at 100.00 BBB+ 262,705
200 4.000%, 1/01/33 1/30 at 100.00 BBB+ 193,982
1,600 Hawaii Department of Transportation - Airports Division, Lease Revenue
Certificates of Participation, Series 2013, 5.000%, 8/01/28, (AMT)
8/23 at 100.00 A 1,640,032
2,000 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/41, (AMT)
7/25 at 100.00 A+ 2,067,500
2,000 Hawaii State, General Obligation Bonds, Series 2019FW, 5.000%, 1/01/37 1/29 at 100.00 AA+ 2,225,640
500 Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds,
Series 2021A, 3.000%, 7/01/41
7/31 at 100.00 AAA 445,720
2,000 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2015A, 5.000%, 10/01/37
10/25 at 100.00 Aa1 2,145,760
Kauai County, Hawaii, Special Tax Bonds, Community
Facilities District 2008-1 Kukuiula Development Project,
Series 2022:
440 4.000%, 5/15/29 No Opt. Call N/R 438,922
470 4.000%, 5/15/30 No Opt. Call N/R 465,535
375 5.000%, 5/15/31 No Opt. Call N/R 397,350
250 5.000%, 5/15/32 No Opt. Call N/R 264,135
12,805 Total Hawaii 13,237,303
Idaho - 1.0%
Boise State University, Idaho, General Revenue Bonds,
Series 2018A:
575 5.000%, 4/01/38 4/28 at 100.00 Aa3 637,652
600 5.000%, 4/01/39 4/28 at 100.00 Aa3 664,536
Boise-Kuna Irrigation District, Ada and Canyon Counties,
Idaho, Arrowrock Hydroelectric Project Revenue Bonds,
Refunding Series 2015:
500 5.000%, 6/01/29 12/24 at 100.00 A3 527,560
1,000 5.000%, 6/01/30 12/24 at 100.00 A3 1,053,590
2,090 5.000%, 6/01/31 12/24 at 100.00 A3 2,199,328
Canyon County School District 139, Idaho, General
Obligation Bonds, Series 2019B:
1,000 5.000%, 9/15/37 3/29 at 100.00 Aaa 1,132,470
750 5.000%, 9/15/39 3/29 at 100.00 Aaa 846,892
3,000 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 N/R 2,322,450
1,250 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 A- 1,377,837

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
$ 710 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/39
3/32 at 100.00 N/R $ 703,944
865 Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group,
Series 2015, 5.500%, 12/01/29
6/25 at 100.00 AA- 930,411
1,170 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Future Public School Project, Series 2022A, 4.000%, 5/01/32,
144A
5/29 at 103.00 N/R 1,092,394
100 Idaho State University, General Revenue Bonds, Refunding Series 2016,
5.000%, 4/01/23
No Opt. Call A1 102,493
1,070 Idaho Water Resource Board, Water Resource Loan Program Revenue,
Ground Water Rights Mitigation Series 2012A, 4.600%, 9/01/27
9/22 at 100.00 A3 1,080,861
14,680 Total Idaho 14,672,418
Illinois - 5.7%
Beford Park Village, Illinois, Hotel and Motel Tax Revenue
Bonds, Refunding Series 2015A:
920 4.000%, 12/01/22 No Opt. Call Baa2 926,477
1,395 4.000%, 12/01/23 No Opt. Call Baa2 1,413,121
1,000 Board of Trustees of Southern Illinois University, Housing and Auxiliary
Facilities System Revenue Bonds, Refunding Series 2021A, 4.000%,
4/01/40 - BAM Insured
4/31 at 100.00 AA 1,029,220
1,985 Chanpaign County Community Unit School District 4, Illinois, General
Obligation Bonds, School Building Series 2020A, 5.000%, 1/01/34
1/28 at 100.00 AA 2,223,121
2,155 Chicago Park District, Illinois, General Obligation Bonds, Limited Tax
Refunding Series 2020A, 4.000%, 1/01/37 - BAM Insured
1/30 at 100.00 N/R 2,147,587
633 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series
2013A, 7.125%, 3/15/33
5/22 at 100.00 N/R 633,143
Chicago, Illinois, Midway Airport Revenue Bonds,
Refunding Second Lien Series 2014A:
2,000 5.000%, 1/01/27 1/24 at 100.00 A 2,062,040
3,000 5.000%, 1/01/30 1/24 at 100.00 A 3,078,840
Evanston, Cook County, Illinois, General Obligation Bonds,
Corporate Purpose Series 2019A:
725 5.000%, 12/01/38 12/29 at 100.00 AA+ 819,170
760 5.000%, 12/01/39 12/29 at 100.00 AA+ 857,371
795 5.000%, 12/01/40 12/29 at 100.00 AA+ 895,544
770 5.000%, 12/01/41 12/29 at 100.00 AA+ 865,126
Evanston, Cook County, Illinois, General Obligation Bonds,
Corporate Purpose Series 2019B:
930 5.000%, 12/01/38 12/29 at 100.00 AA+ 1,050,798
975 5.000%, 12/01/39 12/29 at 100.00 AA+ 1,099,917
6,415 Hoffman Estates Park District, Cook County, Illinois, General Obligation
Bonds, Refunding Series 2020A, 5.000%, 12/01/40 - BAM Insured
12/30 at 100.00 AA+ 7,095,888
100 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 5.000%, 5/15/25
No Opt. Call A 106,652
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC
- University of Illinois Health Services Facility Project, Series
2020:
875 5.000%, 10/01/34 10/30 at 100.00 BBB+ 980,367
750 5.000%, 10/01/35 10/30 at 100.00 BBB+ 839,265

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 115 Illinois Finance Authority, Local Government Program Revenue Bonds,
Elmhurst Community Unit School District 205 Project, Series 2019,
5.000%, 1/01/29
1/28 at 100.00 AA+ $ 129,104
360 Illinois Finance Authority, Revenue Bonds,  Centegra Health System,
Tender Option Bond Trust 2016-XF2339, 16.860%, 9/01/32, 144A, (IF)
(4)
9/22 at 100.00 AA+ 376,376
Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015:
900 5.000%, 5/01/45, (Pre-refunded 5/01/25), (UB) (4) 5/25 at 100.00 AA (5) 967,518
145 5.000%, 5/01/45, (UB) (4) 5/25 at 100.00 N/R 154,795
4,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's
Hospital of Chicago, Refunding Series 2017, 5.000%, 8/15/35, (UB) (4)
8/27 at 100.00 AA 4,386,040
4,500 Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare,
Refunding Series 2018A, 4.250%, 1/01/44, (Pre-refunded 1/01/28)
1/28 at 100.00 A (5) 4,878,495
Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst
Healthcare, Series 2017A:
100 5.000%, 1/01/23, (ETM) No Opt. Call A (5) 102,092
3,000 5.000%, 1/01/36, (Pre-refunded 1/01/27) 1/27 at 100.00 A (5) 3,318,540
5,000 Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital,
Refunding Series 2016A, 4.000%, 7/01/37, (Pre-refunded 7/01/26)
7/26 at 100.00 AA- (5) 5,296,500
Illinois Finance Authority, Revenue Bonds, Northwestern
Memorial Healthcare, Series 2017A:
170 5.000%, 7/15/22 No Opt. Call AA+ 171,258
2,400 4.000%, 7/15/36, (UB) (4) 1/28 at 100.00 AA+ 2,435,832
1,500 4.000%, 7/15/37, (UB) (4) 1/28 at 100.00 AA+ 1,521,255
475 4.000%, 7/15/47, (UB) (4) 1/28 at 100.00 AA+ 475,437
1,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 4.000%, 11/15/33
11/25 at 100.00 A 1,009,600
220 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/23
No Opt. Call A3 227,471
6,000 Illinois Finance Authority, Revenue Bonds, Smith Crossing, Refunding
Series 2022, 4.000%, 10/15/37
4/29 at 103.00 N/R 5,604,840
5,000 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 4.000%, 8/15/39
8/31 at 100.00 AA- 4,926,000
830 Illinois Finance Authority, Student Housing & Academic Facility Revenue
Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of
Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/26
No Opt. Call Baa3 860,884
4,830 Knox & Warren Counties Community Unit School District 205 Galesburg,
Illinois, General Obligation Bonds, Series 2019A, 5.500%, 12/01/37
12/27 at 100.00 AA- 5,506,152
710 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties
Community College District 536, Illinois, General Obligation Bonds,
Lewis & Clark Community College, Refunding Series 2017A, 5.000%,
11/01/33 - AGM Insured
11/26 at 100.00 AA 760,389
2,275 McHenry and Lake Counties Community High School District 156, Illinois,
General Obligation Bonds, Series 2019, 5.000%, 2/01/30
2/28 at 100.00 Aa3 2,565,608
570 Mount Prospect, Cook County, Illinois, General Obligation Bonds, Series
2019B, 3.000%, 12/01/37
12/26 at 100.00 AA+ 545,707
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
1,300 4.000%, 10/01/38 - BAM Insured 4/31 at 100.00 AA 1,302,314
850 4.000%, 10/01/39 - BAM Insured 4/31 at 100.00 AA 845,741
400 4.000%, 10/01/41 - BAM Insured 4/31 at 100.00 AA 393,932

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,000 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project,
Refunding Series 2018B, 5.000%, 10/01/39
4/25 at 100.00 BBB $ 1,036,360
150 Saint Charles, Illinois, General Obligation Bonds, Corporate Purpose
Series 2013A, 4.000%, 12/01/32, (Pre-refunded 12/01/22)
12/22 at 100.00 Aa1 (5) 152,052
535 Saint Charles, Illinois, General Obligation Bonds, Corporate Purpose
Series 2020A, 4.000%, 12/01/31
12/28 at 100.00 Aa1 572,568
700 Sangamon County, Illinois, General Obligation Bonds, Limited Tax Series
2021, 3.000%, 12/15/37 - BAM Insured
12/29 at 100.00 N/R 617,666
Stephenson County School District 145, Freeport, Illinois,
General Obligation Bonds, Limited School Series 2018A:
610 5.000%, 2/01/34 - AGM Insured 2/28 at 100.00 AA 682,383
140 5.000%, 2/01/34, (Pre-refunded 2/01/28) - AGM Insured 2/28 at 100.00 AA (5) 156,990
100 University of Illinois, Auxiliary Facilities System Revenue Bonds, Series
2014A, 5.000%, 4/01/39
4/24 at 100.00 A+ 103,909
50 University of Illinois, UIC South Campus Development Project Revenue
Bonds, Series 2003, 5.000%, 1/15/23 - NPFG Insured
5/22 at 100.00 A+ 50,119
4,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue Source
Series 2019, 4.000%, 11/15/47
11/29 at 100.00 AA+ 4,059,600
1,000 Wilmette, Illinois, General Obligation Bonds, Series 2014, 4.000%,
12/01/43
12/22 at 100.00 Aaa 1,005,890
81,118 Total Illinois 85,323,064
Indiana - 5.6%
5,195 Center Grove Multi-Facility School Building Corporation, Johnson County,
Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2020C,
5.500%, 7/10/39
1/31 at 100.00 AA+ 6,120,437
2,000 Crown Point Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Crown Point Community School Corporation, Series 2021,
5.000%, 7/15/35
1/31 at 100.00 N/R 2,274,680
1,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R 937,860
GCS School Building Corporation One, Elkhart County,
Indiana, First Mortgage Bonds, Series 2019:
565 5.000%, 1/15/26 No Opt. Call AA+ 611,296
580 5.000%, 7/15/26 No Opt. Call AA+ 632,791
590 5.000%, 1/15/27 No Opt. Call AA+ 648,681
605 5.000%, 7/15/27 No Opt. Call AA+ 669,808
620 5.000%, 1/15/28 No Opt. Call AA+ 690,909
635 5.000%, 7/15/28 No Opt. Call AA+ 711,759
655 5.000%, 1/15/29 No Opt. Call AA+ 738,860
670 5.000%, 7/15/29 No Opt. Call AA+ 760,296
685 5.000%, 1/15/30 7/29 at 100.00 AA+ 782,660
405 5.000%, 7/15/30 7/29 at 100.00 AA+ 462,830
720 5.000%, 1/15/31 7/29 at 100.00 AA+ 821,038
740 5.000%, 7/15/31 7/29 at 100.00 AA+ 843,815
Hamilton Southeastern Consolidated School Building
Corporation, Hamilton County, Indiana, First Mortgage
Bonds, Series 2018:
700 5.000%, 7/15/35 1/28 at 100.00 AA+ 775,530
795 5.000%, 7/15/36 1/28 at 100.00 AA+ 878,745
500 5.000%, 7/15/37 1/28 at 100.00 AA+ 552,265
1,000 5.000%, 7/15/38 1/28 at 100.00 AA+ 1,102,610
850 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 4.000%, 11/01/48
11/28 at 100.00 AA- 846,175

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Butler University Project, Refunding Series 2014A:
$ 560 5.000%, 2/01/26 2/24 at 100.00 A- $ 582,943
425 5.000%, 2/01/27 2/24 at 100.00 A- 442,621
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Butler University Project, Series 2019:
1,100 5.000%, 2/01/33 8/29 at 100.00 A- 1,211,529
1,350 5.000%, 2/01/35 8/29 at 100.00 A- 1,482,894
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Butler University Project, Series 2021:
1,610 4.000%, 2/01/42 8/31 at 100.00 A- 1,553,988
1,675 4.000%, 2/01/43 8/31 at 100.00 A- 1,607,397
2,420 Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw
University Project, Series 2019, 5.000%, 7/01/37
7/29 at 100.00 Baa1 2,608,179
3,725 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40
12/28 at 100.00 A2 4,038,533
250 Indiana Finance Authority, Health Facilities Revenue Bonds, Good
Samaritan Hospital Project, Series 2016A, 5.000%, 4/01/37
4/26 at 100.00 Baa3 262,833
2,800 Indiana Finance Authority, State Revolving Fund Program Bonds, Green
Bond Series 2019A, 5.000%, 2/01/38
2/29 at 100.00 AAA 3,149,384
3,500 Indiana Finance Authority, State Revolving Fund Program Bonds, Green
Bonds, Series 2019C, 5.000%, 2/01/32
2/29 at 100.00 AAA 3,968,440
800 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Series 2021-1, 4.000%, 10/01/36
10/31 at 100.00 AA- 844,968
2,020 Indiana Health Facility Financing Authority, Revenue Bonds, Ascension
Health, Series 2011A-1, 5.000%, 11/15/34
11/25 at 100.00 AA+ 2,156,431
Indiana Municipal Power Agency Power Supply System
Revenue Bonds, Refunding Series 2016C:
1,240 5.000%, 1/01/27 7/26 at 100.00 A+ 1,353,522
1,420 5.000%, 1/01/38 7/26 at 100.00 A+ 1,511,363
1,000 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2013A, 5.250%, 1/01/32, (Pre-refunded 7/01/23)
7/23 at 100.00 A+ (5) 1,035,350
670 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2017A, 5.000%, 1/01/42
1/28 at 100.00 A+ 728,277
5,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A,
5.000%, 2/01/49, (UB) (4)
2/29 at 100.00 AAA 5,472,800
1,625 Ivy Tech Community College, Indiana, Student Fee Revenue Bonds, Series
2018V, 5.000%, 7/01/36
7/28 at 100.00 AA 1,790,620
1,000 Lawrence Township School Building Corporation, Indiana, First Mortgage
Bonds, Series 2020, 2.000%, 7/15/34
7/30 at 100.00 AA+ 806,750
720 Noblesville Multi School Building Corporation, Hamilton County, Indiana,
First Mortgage Revenue Bonds, Series 2021, 3.000%, 7/15/37
7/29 at 100.00 AA+ 665,755
North Montgomery High School Building Corporation,
Indiana, First Mortgage Bonds, Series 2018:
2,375 5.000%, 7/15/35 7/26 at 100.00 AA+ 2,582,314
2,480 5.000%, 7/15/36 7/26 at 100.00 AA+ 2,694,421
Plymouth Multi-School Building Corporation, Indiana, First
Mortgage Bonds, Series 2018:
1,655 5.000%, 1/15/34 7/28 at 100.00 AA+ 1,853,766
3,655 5.000%, 7/15/36 7/28 at 100.00 AA+ 4,070,829

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Richmond Hospital Authority, Indiana, Revenue Bonds,
Reid Hospital Project,  Refunding Series 2015A:
$ 500 5.000%, 1/01/28 1/25 at 100.00 A $ 527,675
815 5.000%, 1/01/29 1/25 at 100.00 A 859,034
Silver Creek School Building Corporation, Indiana, Ad
Valorem Property Tax First Mortgage Bonds, Series 2021:
1,300 3.000%, 1/15/36 7/31 at 100.00 AA+ 1,220,843
725 3.000%, 1/15/37 7/31 at 100.00 AA+ 671,495
Vinton-Tecumseh School Building Corporation, Tippecanoe
County, Indiana, First Mortgage Bonds, Series 2021:
1,200 3.000%, 7/15/39 1/31 at 100.00 AA+ 1,076,316
1,250 3.000%, 7/15/40 1/31 at 100.00 AA+ 1,103,537
500 3.000%, 1/15/41 1/31 at 100.00 AA+ 450,225
Whitley County Middle School Building Corporation,
Columbia City, Indiana, First Mortgage Bonds, Series 2019:
1,590 5.000%, 7/15/37 1/30 at 100.00 AA+ 1,788,400
3,300 5.000%, 7/15/38 1/30 at 100.00 AA+ 3,705,834
1,710 5.000%, 1/15/39 1/30 at 100.00 AA+ 1,917,252
77,475 Total Indiana 83,659,563
Iowa - 0.5%
Iowa Tobacco Settlement Authority, Tobacco Settlement
Asset-Backed Bonds, Senior Class 1 Series 2021A-2:
1,000 4.000%, 6/01/34 6/31 at 100.00 N/R 1,015,170
1,000 4.000%, 6/01/35 6/31 at 100.00 N/R 1,013,010
800 4.000%, 6/01/36 6/31 at 100.00 A- 808,880
1,410 4.000%, 6/01/37 6/31 at 100.00 A- 1,423,917
800 4.000%, 6/01/38 6/31 at 100.00 A- 805,880
1,000 4.000%, 6/01/39 6/31 at 100.00 A- 1,005,530
1,000 4.000%, 6/01/40 6/31 at 100.00 A- 1,002,990
7,010 Total Iowa 7,075,377
Kansas - 1.6%
1,075 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/36
12/26 at 100.00 Ba1 1,112,109
4,000 Kansas Department of Transportation, Highway Revenue Bonds, Series
2018A, 5.000%, 9/01/36
9/27 at 100.00 AA 4,413,200
205 Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue
Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28
12/25 at 100.00 A3 220,918
1,250 Kansas State Independent College Finance Authority, Revenue
Anticipation Notes, Ottawa University, Private Education Short-Term
Loan Program, Series 2021C, 4.125%, 5/01/22
No Opt. Call N/R 1,250,000
2,100 Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding
Series 2019A, 5.000%, 9/01/37
9/29 at 100.00 Aa2 2,387,553
1,495 Sedgwick County Unified School District 266 Maize, Harvey County,
Kansas, General Obligation Bonds, Series 2019A, 4.000%, 9/01/31
9/27 at 100.00 AA 1,577,629
2,000 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/35
9/25 at 100.00 AA- 2,116,400
2,690 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2019B, 5.000%, 3/01/33
3/30 at 100.00 AA- 2,995,127
7,000 Wichita, Kansas, General Obligation Bonds, Airport Series 2015C, 5.000%,
12/01/39, (AMT)
12/25 at 100.00 AA+ 7,446,110
21,815 Total Kansas 23,519,046

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky - 0.6%
$ 775 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
(AMT)
6/31 at 100.00 A1 $ 647,497
375 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional
Healthcare Project, Series 2021, 3.000%, 7/01/46
7/31 at 100.00 A 296,490
750 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/26
No Opt. Call Baa2 809,377
3,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2022A-1, 4.000%, 8/01/52, (Mandatory Put 8/01/30)
5/30 at 100.38 N/R 3,056,850
1,180 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call A1 993,383
University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2020A:
1,415 2.000%, 9/01/32 - AGM Insured 9/28 at 100.00 AA 1,230,668
1,525 2.125%, 9/01/34 - AGM Insured 9/28 at 100.00 AA 1,296,616
9,020 Total Kentucky 8,330,881
Louisiana - 2.0%
1,850 Ascension Parishwide School District, Louisiana, General Obligation
Bonds, School Series 2020, 4.000%, 3/01/39
3/30 at 100.00 AA 1,906,370
Cameron Parish School District 15, Louisiana, General
Obligtion Bonds, Series 2021:
350 4.000%, 10/01/34 10/30 at 100.00 BBB 348,457
350 4.000%, 10/01/35 10/30 at 100.00 BBB 346,650
350 4.000%, 10/01/36 10/30 at 100.00 BBB 344,712
350 4.000%, 10/01/37 10/30 at 100.00 BBB 342,849
Greater New Orleans Expressway Commission, Louisiana,
Toll Revenue Bonds, Subordinate Lien Series 2017:
1,000 5.000%, 11/01/36 - AGM Insured 11/25 at 100.00 AA 1,072,400
805 5.000%, 11/01/37 - AGM Insured 11/25 at 100.00 AA 863,008
4,000 5.000%, 11/01/42 - AGM Insured 11/25 at 100.00 AA 4,273,120
700 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin Cajun
Facilities, Inc.?Lewis Street Parking Garage Project, Refunding Series
2021, 4.000%, 10/01/40 - AGM Insured
10/30 at 100.00 AA 723,065
200 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call N/R 199,270
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Refunding
Series 2017:
2,000 5.000%, 5/15/33 5/27 at 100.00 A 2,177,840
2,000 5.000%, 5/15/34 5/27 at 100.00 A 2,174,920
2,640 5.000%, 5/15/35 5/27 at 100.00 A 2,867,040
860 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2021, 4.000%,
10/01/38
10/31 at 100.00 Baa1 852,243
100 Louisiana State University and Agricultural and Mechanical College
Board of Supervisors, Auxiliary Revenue Bonds, Refunding Series 2014,
5.000%, 7/01/22
No Opt. Call A+ 100,574
New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B:
400 5.000%, 1/01/34, (AMT) 1/27 at 100.00 A2 420,656
500 5.000%, 1/01/35, (AMT) 1/27 at 100.00 A2 525,380
355 5.000%, 1/01/36, (AMT) 1/27 at 100.00 A2 372,757

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Port New Orleans Board of Commissioners, Louisiana,
Revenue Bonds, Port Facilities, Refunding Series 2018B:
$ 3,000 5.000%, 4/01/37 - AGM Insured, (AMT) 4/28 at 100.00 AA $ 3,259,860
860 5.000%, 4/01/38 - AGM Insured, (AMT) 4/28 at 100.00 AA 932,343
2,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call BBB- 1,943,600
Tangipahoa Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, North Oaks Health System
Project, Refunding Series 2021:
1,625 4.000%, 2/01/37 2/31 at 100.00 N/R 1,614,031
1,720 4.000%, 2/01/39 2/31 at 100.00 N/R 1,699,188
28,015 Total Louisiana 29,360,333
Maine - 0.1%
1,155 Portland, Maine, General Airport Revenue Bonds, Refunding Green Series
2019, 4.000%, 1/01/40
1/30 at 100.00 BBB+ 1,156,213
Maryland - 1.5%
250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32
7/27 at 100.00 Baa3 263,573
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds,  Mercy Medical Center, Series
2012:
1,000 5.000%, 7/01/25 7/22 at 100.00 BBB+ 1,004,080
1,000 5.000%, 7/01/26 7/22 at 100.00 BBB+ 1,004,120
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, LifeBridge Health System, Series
2015:
1,200 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ (5) 1,254,504
625 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ (5) 672,262
2,120 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 A (5) 2,231,745
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/28
7/27 at 100.00 A 1,103,510
650 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 3.000%, 7/01/38
7/31 at 100.00 Aa2 587,633
7,700 Prince George's County, Maryland, Certificates of Participation, University
of Maryland Capital Region Medical Center, Series 2018, 5.000%,
10/01/48
10/28 at 100.00 AA+ 8,484,322
5,000 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2018A, 5.000%, 7/15/31
7/28 at 100.00 AAA 5,657,800
20,545 Total Maryland 22,263,549
Massachusetts - 1.6%
1,060 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2021A, 2.000%, 5/01/37
5/30 at 100.00 Aa2 798,106
1,660 Massachusetts Development Finance Agency, Revenue Bonds, Lahey
Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30
8/25 at 100.00 A 1,749,623

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2021G:
$ 350 5.000%, 7/01/38 7/31 at 100.00 A- $ 384,902
400 5.000%, 7/01/39 7/31 at 100.00 A- 438,116
Massachusetts Development Finance Agency, Revenue
Bonds, Suffolk University, Series 2021:
680 4.000%, 7/01/46 7/31 at 100.00 Baa2 643,491
2,355 4.000%, 7/01/51 7/31 at 100.00 Baa2 2,188,949
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2019A:
1,350 5.000%, 7/01/34 1/29 at 100.00 BBB+ 1,473,485
1,255 5.000%, 7/01/36 1/29 at 100.00 BBB+ 1,365,515
2,085 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018B, 4.000%, 2/15/43
2/24 at 100.00 AA+ 2,087,898
3,500 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017A, 5.000%, 4/01/37
4/27 at 100.00 Aa1 3,820,530
3,885 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/44
11/27 at 100.00 Aa1 4,236,204
4,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020E, 5.000%, 11/01/50
11/30 at 100.00 Aa1 4,476,320
22,580 Total Massachusetts 23,663,139
Michigan - 1.7%
Coldwater Communiuty Schools, Branch County, Michigan,
General Obligation Bonds, School Building & Site Series
2018:
510 5.000%, 5/01/41 5/28 at 100.00 AA 564,871
1,220 5.000%, 5/01/42 5/28 at 100.00 AA 1,349,295
Kalamazoo Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Bronson Healthcare Group, Inc., Refunding
Series 2016:
95 5.000%, 5/15/26 No Opt. Call N/R 103,056
5 5.000%, 5/15/26, (ETM) No Opt. Call N/R (5) 5,470
335 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free Bed
Rehabilitatin Hospital, Series 2021A, 4.000%, 4/01/36
4/31 at 100.00 N/R 339,486
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43, (UB) (4)
11/28 at 100.00 Aa3 1,106,930
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Calvin University,
Refunding Series 2021:
505 5.000%, 9/01/36 9/31 at 100.00 A- 558,525
1,205 5.000%, 9/01/37 9/31 at 100.00 A- 1,331,477
385 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R 315,904
4,450 Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group,
Refunding Series 2015MI, 5.000%, 12/01/34, (Pre-refunded 6/01/22)
6/22 at 100.00 AA- (5) 4,463,306
1,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/36
12/30 at 100.00 A- 1,011,420
1,000 Michigan Mathematics & Science Initiative, Michigan, Public School
Academy Revenue Bonds, Series 2021, 4.000%, 1/01/51
1/31 at 100.00 N/R 863,510

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 5,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45, (UB) (4)
11/30 at 100.00 AA+ $ 5,129,900
Oakland University, Michigan, General Revenue Bonds,
Series 2019:
930 5.000%, 3/01/39 3/29 at 100.00 A1 1,023,502
1,000 5.000%, 3/01/40 3/29 at 100.00 A1 1,099,070
1,025 5.000%, 3/01/41 3/29 at 100.00 A1 1,125,173
1,900 Ottawa County, Michigan, General Obligation Bonds, Refunding Water
Supply System Series 2015, 5.000%, 8/01/30
2/25 at 100.00 Aaa 2,019,396
2,200 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
William Beaumont Hospital Obligated Group, Refunding Series 2014D,
5.000%, 9/01/33
3/24 at 100.00 A+ 2,287,340
1,140 Wayne State University, Michigan, General Revenue Bonds, Series 2018A,
5.000%, 11/15/35
11/25 at 100.00 Aa3 1,227,313
24,905 Total Michigan 25,924,944
Minnesota - 0.6%
4,580 Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes
Academy, Refunding Series 2021A, 5.000%, 7/01/41
7/31 at 100.00 N/R 4,415,532
710 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 4.500%, 8/01/26
8/22 at 102.00 BB+ 724,541
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019:
1,155 3.000%, 12/01/29 No Opt. Call BBB- 1,080,676
1,895 5.000%, 12/01/39 12/29 at 100.00 BBB- 2,003,773
790 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 4.000%,
1/01/24
1/23 at 100.00 N/R 774,808
9,130 Total Minnesota 8,999,330
Mississippi - 0.6%
750 Medical Center Educational Building Corporation, Mississippi, Revenue
Bonds, University of Mississippi Medical Center Facilities Expansion
and Renovation Project, Series 2012A, 5.000%, 6/01/41, (Pre-refunded
6/01/22)
6/22 at 100.00 Aa2 (5) 752,243
Mississippi Development Bank, Special Obligation Bonds,
Meridian Water and Sewer System, Green Series 2020:
350 4.000%, 7/01/39 - BAM Insured 7/30 at 100.00 AA 353,384
500 4.000%, 7/01/40 - BAM Insured 7/30 at 100.00 AA 504,030
2,500 4.000%, 7/01/45 - BAM Insured 7/30 at 100.00 AA 2,491,325
1,135 Mississippi Development Bank, Special Obligation Bonds, Rankin County
School District General Obligation Project, Series 2019, 5.000%, 6/01/40
6/29 at 100.00 AA 1,268,533
2,000 Mississippi State, General Obligation Bonds, Series 2021A, 3.000%,
6/01/40
6/30 at 100.00 AA 1,766,580
2,135 Mississippi State, General Obligation Bonds, Series 2021C, 4.000%,
10/01/38
10/28 at 100.00 N/R 2,191,364
9,370 Total Mississippi 9,327,459
Missouri - 1.6%
Central Southwest Missouri Community College District,
Missouri, Certificates of Participation, Ozarks Technical
Community College, Series 2021:
500 3.000%, 3/01/41 3/29 at 100.00 AA- 438,780

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 1,000 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 5.000%, 9/01/36
9/28 at 100.00 Aa3 $ 1,115,150
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 3.000%, 7/01/38
7/31 at 100.00 AA 1,750,620
5,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/50
6/30 at 100.00 A+ 4,904,000
1,650 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A, 5.000%, 6/01/33
6/32 at 100.00 N/R 1,869,483
500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42, (UB) (4)
5/25 at 102.00 A+ 493,750
5,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2021, 4.000%, 2/01/42
2/29 at 103.00 N/R 4,775,800
600 Northwest Missouri State University, Housing System Revenue Bonds,
Refunding Series 2022, 5.000%, 6/01/28 - BAM Insured
No Opt. Call N/R 660,546
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Missouri Project
Series 2019:
250 4.000%, 12/01/35 12/25 at 100.00 AA+ 258,385
430 4.000%, 12/01/37 12/25 at 100.00 AA+ 444,130
850 4.000%, 12/01/38 12/25 at 100.00 AA+ 876,766
835 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2019A, 5.000%, 7/01/39
7/29 at 100.00 A2 907,620
269 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
5/22 at 100.00 N/R 145,260
1,500 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB 1,508,055
Wentzville, Missouri, Certificates of Participation, Series
2019:
895 5.000%, 11/01/28 11/27 at 100.00 A3 995,276
590 5.000%, 11/01/30 11/27 at 100.00 A3 653,248
1,040 5.000%, 11/01/31 11/27 at 100.00 A3 1,149,263
1,090 5.000%, 11/01/32 11/27 at 100.00 A3 1,202,771
23,999 Total Missouri 24,148,903
Montana - 0.7%
Bozeman, Montana, Tax Increment Revenue Bonds,
Bozeman Midtown Urban Renewal District, Serie 2020:
500 4.000%, 7/01/35 - AGM Insured 7/30 at 100.00 AA 520,145
425 4.000%, 7/01/40 - AGM Insured 7/30 at 100.00 AA 437,423
510 Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis
Health System Obligated Group, Refunding Series 2016, 5.000%,
2/15/23
No Opt. Call A+ 521,511
Montana Facility Finance Authority, Montana, Health
Facilities Reveue Bonds, Bozeman Deaconess Health
Services Obligated Group, Series 2018:
675 5.000%, 6/01/36 6/28 at 100.00 A 736,398
1,255 5.000%, 6/01/37 6/28 at 100.00 A 1,367,925
2,685 Montana State University, Facilities Revenue Bonds, Series 2018E, 5.000%,
11/15/43
11/27 at 100.00 Aa3 2,961,850
2,980 Yellowstone County K-12 School District 26 Lockwood, Montana, General
Obligation Bonds, School Building Series 2018, 5.000%, 7/01/35
7/28 at 100.00 A 3,316,561
9,030 Total Montana 9,861,813

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska - 0.9%
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Series 2017:
$ 1,045 5.000%, 11/15/36 5/27 at 100.00 AA- $ 1,134,870
1,070 5.000%, 11/15/37 5/27 at 100.00 AA- 1,163,582
900 Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/29
11/25 at 100.00 A 957,753
2,235 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 4.000%, 7/01/39
1/32 at 100.00 N/R 2,236,654
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A:
1,000 5.000%, 7/01/27 No Opt. Call BBB 1,097,970
1,500 5.000%, 7/01/28 7/27 at 100.00 BBB 1,621,830
525 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/29
7/25 at 100.00 BBB 558,401
600 Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding
Bonds, Series 2017A, 5.000%, 12/15/34, (AMT)
12/26 at 100.00 Aa3 634,908
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 AA 1,096,970
2,800 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 5.000%, 12/15/47
6/28 at 100.00 Aa1 3,066,336
12,675 Total Nebraska 13,569,274
Nevada - 1.0%
Carson City, Nevada, Hospital Revenue Bonds, Carson
Tahoe Regional Healthcare Project, Series 2017A:
505 5.000%, 9/01/31 9/27 at 100.00 A- 543,718
1,000 5.000%, 9/01/33 9/27 at 100.00 A- 1,073,140
4,000 Clark County, Nevada  Airport Revenue Bonds, Senior Series 2015A,
5.000%, 7/01/40
7/25 at 100.00 Aa2 4,231,200
115 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/25
No Opt. Call Aa3 122,973
2,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/41, (UB) (4)
6/26 at 100.00 Aa1 2,148,780
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series
2015:
1,175 4.000%, 12/01/23 No Opt. Call N/R 1,187,220
940 4.250%, 12/01/24 No Opt. Call N/R 960,238
450 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 3.250%, 6/01/24
No Opt. Call N/R 448,088
2,425 Nevada System of Higher Education, Certificates of Participation, Series
2020A, 3.000%, 7/01/40
7/29 at 100.00 AA 2,072,332
Nevada System of Higher Education, Universities Revenue
Bonds, Series 2021:
1,255 3.000%, 7/01/40 7/31 at 100.00 Aa2 1,117,314
1,295 3.000%, 7/01/41 7/31 at 100.00 Aa2 1,144,612
15,160 Total Nevada 15,049,615

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Hampshire - 0.5%
$ 580 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Catholic Medical Center, Series 2012, 5.000%, 7/01/27
7/22 at 100.00 BBB+ $ 581,955
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Catholic Medical Center, Series 2017:
3,145 5.000%, 7/01/35 7/27 at 100.00 BBB+ 3,378,233
1,950 5.000%, 7/01/37 7/27 at 100.00 BBB+ 2,091,609
750 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Concord Hospital, Series 2021A, 4.000%, 10/01/37
4/31 at 100.00 AA- 757,222
160 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/36
2/28 at 100.00 A 177,771
6,585 Total New Hampshire 6,986,790
New Jersey - 3.1%
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter
School of Newark, Series 2017:
460 5.000%, 7/15/23 No Opt. Call BBB- 469,264
485 5.000%, 7/15/24 No Opt. Call BBB- 499,201
510 5.000%, 7/15/25 No Opt. Call BBB- 529,686
535 5.000%, 7/15/26 No Opt. Call BBB- 559,203
560 5.000%, 7/15/27 No Opt. Call BBB- 588,633
3,000 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/34
11/29 at 100.00 Baa1 3,234,780
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/25
No Opt. Call Baa1 1,061,500
1,465 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/44
12/29 at 100.00 N/R 1,538,777
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
1,755 5.000%, 10/01/22, (AMT) No Opt. Call Baa3 1,772,111
1,525 5.000%, 10/01/23, (AMT) No Opt. Call Baa3 1,574,486
1,800 5.000%, 10/01/24, (AMT) No Opt. Call Baa3 1,894,230
1,000 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa3 1,056,150
5,000 New Jersey Health Care Facilities Financing Authority, State Contract
Bonds, Hospital Asset Transformatiom Program, Refunding Series 2017,
5.000%, 10/01/29
4/28 at 100.00 Baa1 5,416,750
1,500 New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A, 4.000%, 6/01/30
No Opt. Call A3 1,570,650
625 New Jersey State, General Obligation Bonds, Various Purpose Series
2014, 5.000%, 6/01/28
6/25 at 100.00 A3 663,713
2,235 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28
6/26 at 100.00 A+ 2,409,196
4,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 5.000%, 6/15/34
12/31 at 100.00 N/R 4,319,520
1,700 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 Baa1 1,783,878
265 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2012A, 5.000%, 6/15/42, (Pre-refunded 6/15/22)
6/22 at 100.00 Baa1 (5) 266,158
325 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2012AA, 5.000%, 6/15/33
6/22 at 100.00 Baa1 326,401

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2013AA:
$ 330 5.250%, 6/15/33 6/23 at 100.00 Baa1 $ 337,933
645 5.000%, 6/15/36 6/23 at 100.00 Baa1 658,261
200 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/32
6/25 at 100.00 Baa1 212,052
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 Baa1 954,090
2,145 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 5.000%, 6/15/37
12/30 at 100.00 Baa1 2,300,770
1,060 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 4.000%, 6/15/36
6/31 at 100.00 Baa1 1,043,708
2,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 1/01/32
1/27 at 100.00 A+ 2,173,840
New Jersey Turnpike Authority, Revenue Bonds, Tender
Option Bond Trust 2016-XF1057:
194 17.437%, 1/01/43, (Pre-refunded 7/01/22), 144A, (IF) (4) 7/22 at 100.00 N/R (5) 198,793
116 17.437%, 1/01/43, (Pre-refunded 7/01/22), 144A, (IF) (4) 7/22 at 100.00 A+ (5) 118,703
900 Newark, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2020A, 5.000%, 10/01/27 - AGM Insured
No Opt. Call AA 991,161
Passaic County Improvement Authority, New Jersey, County
Guaranteed Governmental Loan Revenue Bond, Patterson
City Board of Education Project, Green Series 2020:
500 3.000%, 2/01/39 2/30 at 100.00 Aa1 445,730
South Jersey Port Corporation, New Jersey, Marine
Terminal Revenue Bonds, Subordinate Series 2017B:
2,100 5.000%, 1/01/34, (AMT) 1/28 at 100.00 Baa1 2,206,050
1,300 5.000%, 1/01/35, (AMT) 1/28 at 100.00 Baa1 1,362,920
1,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa1 1,307,475
43,485 Total New Jersey 45,845,773
New Mexico - 0.3%
850 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,
Series 2020, 5.000%, 7/01/38
7/30 at 100.00 AA 973,165
2,880 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2012A, 5.000%, 8/01/42, (Pre-
refunded 8/01/22)
8/22 at 100.00 AA (5) 2,905,891
3,730 Total New Mexico 3,879,056
New York - 5.0%
Build New York City Resource Corporation, New York,
Revenue Bonds, Academic Leadership Charter School,
Series 2021:
310 4.000%, 6/15/26 No Opt. Call BBB- 311,649
300 4.000%, 6/15/28 No Opt. Call BBB- 299,607
250 Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A,
4.000%, 6/01/31, 144A
6/29 at 100.00 N/R 238,068
Dormitory Authority of the State of New York, Revenue
Bonds, Memorial Sloan Kettering Cancer Center, Series
2017-1:
1,750 4.000%, 7/01/36, (UB) (4) 7/27 at 100.00 AA 1,770,667
1,750 4.000%, 7/01/37, (UB) (4) 7/27 at 100.00 AA 1,766,118
20 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/29
8/28 at 100.00 N/R 21,113

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 250 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019A, 5.000%, 5/01/30
5/29 at 100.00 A- $ 279,735
Dormitory Authority of the State of New York, Revenue
Bonds, NYU Langone Hospitals Obligated Group, Series
2020A:
2,670 4.000%, 7/01/50, (UB) (4) 7/30 at 100.00 A 2,583,972
2,670 4.000%, 7/01/53, (UB) (4) 7/30 at 100.00 A 2,564,028
300 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/29, 144A
6/27 at 100.00 BBB- 329,211
750 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2012B, 5.000%, 7/01/38
7/22 at 100.00 Aa1 754,477
1,260 Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Molloy College Project, Refundng Series 2017, 5.000%, 7/01/37
7/27 at 100.00 BBB 1,341,068
4,500 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/36
2/27 at 100.00 Aa3 4,915,980
320 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 363,581
340 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 398,626
1,455 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 1,527,241
1,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2015B, 5.000%, 9/01/36
9/25 at 100.00 A 1,064,710
2,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/36
9/27 at 100.00 A 2,194,180
150 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015B, 5.000%, 11/15/33
5/25 at 100.00 A3 156,737
925 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Nazareth College of Rochester, Series 2017A, 5.000%, 10/01/31
10/27 at 100.00 BBB+ 1,001,470
1,500 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 5.000%,
12/01/31
12/30 at 100.00 BBB+ 1,688,820
2,500 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26
5/22 at 100.00 CCC+ 2,561,300
New Rochelle Corporation, New York, Local Development
Revenue Bonds, Iona College Project, Series 2015A:
1,245 5.000%, 7/01/31 7/25 at 100.00 BBB 1,311,782
370 5.000%, 7/01/32 7/25 at 100.00 BBB 389,632
1,020 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/39 - AGM Insured
1/31 at 100.00 AA 887,706
1,930 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2016
Series BB-1, 5.000%, 6/15/46, (UB) (4)
6/25 at 100.00 AA+ 2,041,361
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2016
Subseries CC-1, 5.000%, 6/15/38
12/26 at 100.00 AA+ 5,426,800
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/39
12/25 at 100.00 AA+ 5,355,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38
8/26 at 100.00 AAA $ 3,235,470
775 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
A-1, 5.000%, 8/01/38, (UB) (4)
8/26 at 100.00 AA 831,358
5,000 New York City, New York, General Obligation Bonds, Fiscal 2019 Series
D-1, 5.000%, 12/01/39
12/28 at 100.00 AA 5,452,400
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016B:
540 5.000%, 6/01/29 6/26 at 100.00 A 571,255
250 5.000%, 6/01/31 6/26 at 100.00 A- 263,483
2,840 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 2,870,189
1,170 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 3.000%, 2/15/42
2/30 at 100.00 N/R 988,837
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/42
6/27 at 100.00 AAA 3,265,290
New York State Environmental Facilities Corporation, State
Clean Water and Drinking Water Revolving Funds Revenue
Bonds, Pooled Loan Issue, Series 2005B:
500 5.500%, 10/15/27, (ETM) No Opt. Call AAA (5) 571,625
1,000 5.500%, 4/15/35, (ETM) No Opt. Call AAA (5) 1,229,690
100 New York State Thruway Authority, General Revenue Bonds, Series 2014J,
5.000%, 1/01/23
No Opt. Call A1 102,138
1,065 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 4.000%, 7/01/33, (AMT)
7/24 at 100.00 BBB 1,063,115
5,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/30, (AMT)
No Opt. Call N/R 5,316,900
Newburgh, Orange County, New York, General Obligation
Bonds, Deficit Liquidation, Series 2012B:
605 5.000%, 6/15/24 6/22 at 100.00 Baa2 607,680
635 5.000%, 6/15/25 6/22 at 100.00 Baa2 637,813
915 Newburgh, Orange County, New York, General Obligation Bonds, Series
2012A, 5.000%, 6/15/25
6/22 at 100.00 Baa2 919,053
1,530 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventh Series 2018, 5.000%, 9/15/27, (AMT)
No Opt. Call Aa3 1,666,614
600 Poughkeepsie City, New York, General Obligation Bonds, Refunding
Public Improvement Series 2019., 5.000%, 6/01/31
6/26 at 100.00 Ba1 636,762
100 Suffolk County, New York, General Obligation Bonds, Public Improvement
Series 2018A, 5.000%, 6/01/26 - AGM Insured
No Opt. Call AA 107,837
260 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 AA- 282,108
465 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/54
10/29 at 100.00 N/R 465,270
70,885 Total New York 74,629,726

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina - 2.0%
Charlotte, North Carolina, Airport Revenue Bonds,
Charlotte Douglas International, Refunding Series 2017B:
$ 1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 Aa3 $ 1,056,570
1,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 Aa3 1,049,930
Charlotte, North Carolina, Airport Revenue Bonds,
Charlotte Douglas International, Series 2019B:
890 5.000%, 7/01/29, (AMT) No Opt. Call Aa3 984,037
935 5.000%, 7/01/30, (AMT) 7/29 at 100.00 Aa3 1,027,219
985 5.000%, 7/01/31, (AMT) 7/29 at 100.00 Aa3 1,075,827
4,080 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/40
7/25 at 100.00 AAA 4,373,474
North Carolina Capital Facilities Finance Agency, Revenue
Bonds, Duke University Project, Series 2015 A:
125 5.000%, 10/01/41, (Pre-refunded 10/01/25), (UB) (4) 10/25 at 100.00 AA+ (5) 135,553
1,020 5.000%, 10/01/55, (Pre-refunded 10/01/25), (UB) (4) 10/25 at 100.00 AA+ (5) 1,106,108
North Carolina Eastern Municipal Power Agency, Power
System Revenue Bonds, Series 2012A:
1,000 5.000%, 1/01/25, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R (5) 1,006,050
1,500 5.000%, 1/01/26, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R (5) 1,509,075
3,155 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49, (UB) (4)
1/30 at 100.00 AA- 3,099,724
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A:
305 5.000%, 3/01/28 No Opt. Call N/R 310,063
2,500 4.000%, 3/01/51 3/28 at 103.00 N/R 1,933,850
750 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2017A, 5.000%, 10/01/37, (Pre-refunded 10/01/23)
10/23 at 103.00 BBB (5) 799,440
1,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/32
1/27 at 100.00 BBB 1,069,950
3,500 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018, 5.000%, 1/01/31
1/29 at 100.00 BBB 3,818,220
Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2017A:
1,110 5.000%, 5/01/31, (AMT) 5/27 at 100.00 Aa3 1,184,326
1,750 5.000%, 5/01/32, (AMT) 5/27 at 100.00 Aa3 1,864,835
1,135 5.000%, 5/01/33, (AMT) 5/27 at 100.00 Aa3 1,207,799
690 Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2020A, 5.000%, 5/01/33, (AMT)
5/30 at 100.00 Aa3 754,798
28,430 Total North Carolina 29,366,848
North Dakota - 0.4%
1,190 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/37
12/31 at 100.00 Baa2 1,192,713
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
490 3.000%, 5/01/35 5/27 at 100.00 Baa2 439,393
2,320 3.000%, 5/01/41 5/27 at 100.00 Baa2 1,951,491
1,365 North Dakota Public Finance Authority, Capital Financing Program
Revenue Bonds, Series 2015B, 5.250%, 6/01/27
6/25 at 100.00 AA- 1,473,722
1,485 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/34
6/28 at 100.00 BBB- 1,603,533
6,850 Total North Dakota 6,660,852

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio - 3.1%
Bethel Local School District, Miami County, Ohio,
Certificates of Participation, Series 2020:
$ 1,000 4.000%, 12/01/36 - BAM Insured 6/28 at 100.00 AA $ 1,038,070
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
975 4.000%, 6/01/37 6/30 at 100.00 A- 957,626
945 4.000%, 6/01/38 6/30 at 100.00 A- 924,115
945 4.000%, 6/01/39 6/30 at 100.00 A- 920,969
City of Elyria, Ohio, General Obligation Various Purpose
Bonds, Series 2018:
1,315 5.000%, 12/01/39, (Pre-refunded 6/01/23) - BAM Insured 6/23 at 100.00 AA (5) 1,356,514
3,045 5.000%, 12/01/43, (Pre-refunded 6/01/23) - BAM Insured 6/23 at 100.00 AA (5) 3,141,131
2,920 Cleveland, Ohio, General Obligation Bonds, Various Purpose Series
2019A, 4.000%, 12/01/34
12/29 at 100.00 AA+ 3,112,778
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2015A-2:
335 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ (5) 348,306
115 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (5) 119,243
870 Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities
Improvements, Subordinate Lien Series 2018A, 5.000%, 10/01/38
4/28 at 100.00 AA 971,790
1,000 Cuyahoga Community College District, Ohio, General Obligation Bonds,
Facilities Construction & Improvement Series 2018, 5.000%, 12/01/37
6/26 at 100.00 Aa1 1,079,570
2,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/35
5/25 at 100.00 AA+ 2,124,040
Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018:
2,250 5.000%, 6/01/36 6/28 at 100.00 AAA 2,539,080
2,250 5.000%, 6/01/37 6/28 at 100.00 AAA 2,536,762
5,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati
Children's Hospital Medical Center, Series 2019CC, 5.000%, 11/15/49
No Opt. Call AA 5,722,800
550 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
2/23 at 100.00 BB+ 553,256
1,150 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R 1,038,830
Ohio Higher Educational Facility Commission, Revenue
Bonds, Kenyon College, Series 2017:
500 5.000%, 7/01/34 7/27 at 100.00 A 536,075
495 5.000%, 7/01/42 7/27 at 100.00 A 526,586
455 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/37
1/30 at 100.00 A3 482,696
2,500 Ohio State, Capital Facilities Lease-Appropriation Bonds, Special
Obligation, Administrative Building Fund Projects, Series 2017A,
5.000%, 4/01/35
4/27 at 100.00 AA 2,744,500
3,350 Ohio State, General Obligation Bonds, Common Schools Series 2019A,
5.000%, 6/15/35
6/29 at 100.00 AA+ 3,781,279
2,040 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Refunding Series 2017A, 5.000%, 1/01/32
1/28 at 100.00 AA 2,244,775

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 2,450 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019, 5.000%, 6/01/44
12/29 at 100.00 AAA $ 2,745,813
2,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Refunding Series 2019B, 5.000%, 12/01/39
12/29 at 100.00 AAA 2,825,725
2,245 Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health
System Obligated Group Project, Refunding & Improvement Series
2019, 5.000%, 12/01/44
12/29 at 100.00 A- 2,428,080
43,200 Total Ohio 46,800,409
Oklahoma - 0.5%
2,000 Edmond Public Works Authority, Oklahoma, Sales Tax and Utility Systems
Revenue Bonds, Series 2017, 5.000%, 7/01/42
7/27 at 100.00 AA- 2,200,960
2,170 Kingfisher Special Projects Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Kingfisher Public Schools Project, Series 2020,
4.000%, 3/01/28
No Opt. Call A 2,290,674
500 Marshall County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Madill Public Schools Project, Series 2017A, 5.000%,
9/01/32
9/27 at 100.00 A- 551,650
1,370 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017A, 5.000%, 1/01/37
1/26 at 100.00 AA- 1,473,298
800 Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2021, 4.000%,
9/01/33
9/31 at 100.00 N/R 831,384
6,840 Total Oklahoma 7,347,966
Oregon - 0.3%
950 Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%,
6/15/38
6/29 at 100.00 Aa2 1,075,096
2,000 Lane County School District 4J Eugene, Oregon, General Obligation
Bonds, Series 2017, 5.000%, 6/15/31
6/27 at 100.00 Aa1 2,226,880
150 Oregon Special Districts Association, Certificates of Participation,
Flexlease Program, Series 2013A, 4.000%, 1/01/24
7/22 at 100.00 N/R 150,270
1,060 Oregon State, General Obligation Bonds, Article XI-M Seismic Projects
Series 2017C, 5.000%, 6/01/34
6/27 at 100.00 AA+ 1,168,979
4,160 Total Oregon 4,621,225
Pennsylvania - 3.9%
650 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016, 5.000%,
10/15/22
No Opt. Call Baa3 656,422
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3 105,982
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
650 5.000%, 11/01/24 No Opt. Call BB- 667,108
710 5.000%, 11/01/29 11/27 at 100.00 BB- 733,828
50 5.000%, 11/01/37 11/27 at 100.00 BB- 50,427
160 4.000%, 11/01/47 11/27 at 100.00 BB- 128,037
Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Reading Hospital & Medical Center Project, Series
2012A:
1,300 5.000%, 11/01/40 5/22 at 100.00 BB- 1,299,974
1,155 5.000%, 11/01/44 5/22 at 100.00 BB- 1,149,895

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 835 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A- $ 622,793
2,595 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/41
9/30 at 100.00 AA 2,569,361
Delaware County Authority, Pennsylvania, Revenue Bonds,
Elwyn, Inc. Project, Series 2017:
1,750 5.000%, 6/01/32 6/25 at 102.00 BB 1,774,973
1,760 5.000%, 6/01/37 6/25 at 102.00 BB 1,770,102
1,350 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 BBB- 1,414,638
Luzerne County, Pennsylvania, General Obligation Bonds,
Refunding Series 2017A:
1,000 5.000%, 12/15/26 No Opt. Call AA 1,089,410
500 5.000%, 12/15/27 No Opt. Call AA 551,685
Luzerne County, Pennsylvania, General Obligation Bonds,
Refunding Series 2017B:
500 5.000%, 12/15/26 No Opt. Call AA 544,705
500 5.000%, 12/15/27 No Opt. Call AA 551,685
3,600 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/34
9/28 at 100.00 A 3,980,628
1,125 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 5.000%, 5/01/34
5/32 at 100.00 N/R 1,271,644
1,000 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 4.125%, 12/31/38, (AMT)
6/26 at 100.00 BBB 1,004,480
500 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2022A, 5.000%,
2/15/36 , (WI/DD, Settling 5/17/22)
2/32 at 100.00 N/R 556,250
2,290 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.000%, 9/01/45
3/25 at 100.00 A 2,401,958
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of Pennsylvania Health System,
Series 2019:
2,000 4.000%, 8/15/44, (UB) (4) 8/29 at 100.00 AA 1,964,260
3,000 4.000%, 8/15/49, (UB) (4) 8/29 at 100.00 AA 2,918,460
500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A+ 526,130
5,385 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2019A, 5.000%, 12/01/38
12/29 at 100.00 A1 5,976,811
3,870 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2021A, 4.000%, 12/01/40
6/31 at 100.00 N/R 3,927,895
2,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A 2,355,325
1,845 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 5.000%,
9/01/36
3/27 at 100.00 A 2,006,456
430 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/27
8/25 at 100.00 A 462,177

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 935 Philadelphia Health and Educational Facilities Authority, Pennsylvania,
Revenue Bonds, Temple University Health System Obligated Group,
Series 2022, 5.000%, 7/01/35 - AGM Insured
7/32 at 100.00 N/R $ 1,038,860
1,500 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2015A, 5.000%, 6/15/26, (AMT)
6/25 at 100.00 A2 1,584,090
3,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/35, (AMT)
7/27 at 100.00 A2 3,162,930
600 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2019A, 5.000%, 9/01/32 - AGM
Insured
9/29 at 100.00 AA 676,086
4,740 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/38, (UB) (4)
6/29 at 100.00 Aa3 5,265,145
725 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/35, (AMT)
1/28 at 100.00 Baa3 771,936
590 Upper Merion Area School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2016, 5.000%, 1/15/35
1/25 at 100.00 Aa1 624,167
55,700 Total Pennsylvania 58,156,713
Rhode Island - 0.4%
1,500 Rhode Island Health and Educational Building Corporation, Higher
Education Facility Revenue Bonds, Providence College, Refunding
Series 2015, 5.000%, 11/01/40
11/25 at 100.00 A 1,602,255
Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated
Group, Refunding Series 2016:
1,500 5.000%, 5/15/30 5/26 at 100.00 BBB+ 1,605,630
2,200 5.000%, 5/15/31 5/26 at 100.00 BBB+ 2,348,940
5,200 Total Rhode Island 5,556,825
South Carolina - 1.0%
Charleston County Airport District, South Carolina, Airport
Revenue Bonds, Series 2019:
1,000 5.000%, 7/01/36 7/29 at 100.00 A1 1,101,200
800 5.000%, 7/01/37 7/29 at 100.00 A1 880,136
3,005 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Wofford College, Series 2019, 5.000%,
4/01/49
4/29 at 100.00 A- 3,234,101
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, York Preparatory
Academy Project, Series 2014A:
75 5.750%, 11/01/23, (ETM) No Opt. Call N/R (5) 77,623
180 7.000%, 11/01/33, (Pre-refunded 11/01/24) 11/24 at 100.00 N/R (5) 199,092
785 South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.000%,
7/01/33, (Pre-refunded 7/01/25), (AMT)
7/25 at 100.00 A+ (5) 834,518
South Carolina State Ports Authority, Revenue Bonds, Series
2018:
2,840 5.000%, 7/01/34, (AMT) 7/28 at 100.00 A+ 3,056,124
450 5.000%, 7/01/48, (AMT) 7/28 at 100.00 A+ 475,897
Spartanburg County School District 7, South Carolina,
General Obligation Bonds, Series 2018B:
825 5.000%, 3/01/30 3/29 at 100.00 Aa1 938,908
1,495 5.000%, 3/01/38 3/29 at 100.00 Aa1 1,676,762

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
Spartanburg Regional Health Services District, Inc., South
Carolina, Hosptial Revenue Bonds, Series 2020A:
$ 1,000 5.000%, 4/15/33 - AGM Insured 4/30 at 100.00 AA $ 1,128,110
1,050 5.000%, 4/15/35 - AGM Insured 4/30 at 100.00 AA 1,181,261
13,505 Total South Carolina 14,783,732
South Dakota - 0.3%
350 Lincoln County, South Dakota, Economic Development Revenue Bonds,
The Augustana College Association Project, Series 2021A, 4.000%,
8/01/41
8/31 at 100.00 BBB- 327,866
1,000 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Avera Health, Refunding Series 2017, 5.000%, 7/01/35
7/27 at 100.00 AA- 1,100,990
2,765 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 AA- 2,992,394
4,115 Total South Dakota 4,421,250
Tennessee - 0.8%
1,820 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35
7/28 at 100.00 A 1,972,207
1,400 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017, 5.000%,
4/01/27
No Opt. Call BBB 1,530,872
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Knowledge Academy Charter School,
Series 2017A:
105 0.000%, 6/15/27, 144A (6) No Opt. Call N/R 73,500
300 0.000%, 6/15/37, 144A (6) 6/27 at 100.00 N/R 210,000
830 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A3 892,424
1,500 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Series 2013, 5.000%, 7/01/40,
(Pre-refunded 7/01/23)
7/23 at 100.00 AA (5) 1,550,505
1,350 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Refunding & Improvement Series 2015B, 5.000%, 7/01/32,
(AMT)
7/25 at 100.00 A1 1,409,643
500 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019A, 5.000%, 7/01/29
No Opt. Call N/R 559,590
3,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 A1 3,051,420
1,245 Tennessee State School Bond Authority, Higher Educational Facilities
Second Program Bonds, Refunding Series 2015B, 5.000%, 11/01/35,
(Pre-refunded 11/01/25)
11/25 at 100.00 AA+ (5) 1,348,098
12,050 Total Tennessee 12,598,259
Texas - 15.3%
1,535 Alamo Community College District, Bexar County, Texas, General
Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%, 8/15/36
8/27 at 100.00 AAA 1,680,011
2,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%,
8/15/41
8/31 at 100.00 Aaa 1,788,240
560 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Refunding Series 2017A, 5.000%,
12/01/35
6/27 at 100.00 AAA 609,190

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,125 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26
No Opt. Call BBB- $ 1,060,234
485 Austin Community College District Public Facility Corporation, Texas,
Lease Revenue Bonds, Round Rock Campus, Refunding Series 2015,
5.000%, 8/01/27
8/25 at 100.00 AA 520,512
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
500 5.000%, 1/01/32 1/27 at 100.00 BB+ 520,505
500 5.000%, 1/01/33 1/27 at 100.00 BB+ 518,775
Austin, Texas, Airport System Revenue Bonds, Series
2017A:
890 5.000%, 11/15/35 11/26 at 100.00 A1 969,041
5,000 5.000%, 11/15/41 11/26 at 100.00 A1 5,406,750
5,000 Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%,
11/15/46, (AMT)
11/26 at 100.00 A1 5,215,600
2,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/33, (AMT)
11/29 at 100.00 A1 2,172,660
3,200 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45, (UB) (4)
11/25 at 100.00 AA 3,417,248
Brazoria County Municipal Utility District 28, Texas, General
Obligation Bonds, Refunding Series 2021:
285 3.000%, 9/01/26 - AGM Insured No Opt. Call AA 289,640
910 2.000%, 9/01/27 - AGM Insured 9/26 at 100.00 AA 862,252
645 2.000%, 9/01/28 - AGM Insured 9/26 at 100.00 AA 598,708
985 2.000%, 9/01/29 - AGM Insured 9/26 at 100.00 AA 896,449
505 2.000%, 9/01/30 - AGM Insured 9/26 at 100.00 AA 448,425
520 2.000%, 9/01/31 - AGM Insured 9/26 at 100.00 AA 451,656
360 2.000%, 9/01/32 - AGM Insured 9/26 at 100.00 AA 304,506
1,750 Brazoria County Toll Road Authority, Texas, Toll Road Revenue Bond,
Refunding Limited Contract Tax & Subordinate Lien Series 2020,
5.000%, 3/01/49
3/27 at 100.00 AA+ 1,895,775
1,825 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2013A, 5.000%, 1/01/33, (Pre-refunded 1/01/23)
1/23 at 100.00 A- (5) 1,863,781
1,210 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Subordinate Lien Series 2016, 5.000%, 1/01/28
1/26 at 100.00 BBB+ 1,278,196
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2021B:
900 5.000%, 1/01/38 1/31 at 100.00 A- 981,405
1,150 5.000%, 1/01/39 1/31 at 100.00 A- 1,250,958
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A:
360 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (5) 387,792
1,695 5.000%, 1/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (5) 1,825,854
Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Idea Public Schools, Series
2022A:
510 5.000%, 8/15/32 No Opt. Call N/R 565,636
555 4.000%, 8/15/34 8/32 at 100.00 N/R 556,704
410 4.000%, 8/15/35 8/32 at 100.00 N/R 410,627
50 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2013A, 3.100%, 12/01/22
No Opt. Call BBB- 50,136
150 Corpus Christi, Texas, General Obligation Bonds, General Improvement
Series 2013, 5.000%, 3/01/27, (Pre-refunded 3/01/23)
3/23 at 100.00 AA (5) 153,668

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,120 Cypress-Fairbanks Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/32
2/25 at 100.00 AAA $ 4,236,390
5,345 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/41, (Pre-refunded 12/01/25)
12/25 at 100.00 AA+ (5) 5,796,920
5,980 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Improvement Series 2014B, 4.500%, 11/01/45, (Pre-refunded 11/01/22),
(AMT)
11/22 at 100.00 A+ (5) 6,062,584
765 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2013A, 6.625%, 9/01/31, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R (5) 803,938
290 Galveston County Municipal Utuility District 56, Texas, General Obligation
Bonds, Series 2020, 4.500%, 12/01/25 - AGM Insured
No Opt. Call AA 306,632
Garland, Dallas, Collin and Rockwell Counties, Texas,
Electric Utility System Revenue Bonds, Refunding Series
2019:
1,280 5.000%, 3/01/30 3/29 at 100.00 AA- 1,428,045
1,190 5.000%, 3/01/31 3/29 at 100.00 AA- 1,332,193
1,790 5.000%, 3/01/32 3/29 at 100.00 AA- 1,997,819
Garland, Dallas, Collin and Rockwell Counties, Texas,
Electric Utility System Revenue Bonds, Refunding Series
2019A:
350 4.000%, 3/01/34 3/30 at 100.00 AA- 369,152
370 4.000%, 3/01/35 3/30 at 100.00 AA- 389,203
390 4.000%, 3/01/36 3/30 at 100.00 AA- 409,243
540 4.000%, 3/01/37 3/30 at 100.00 AA- 565,455
590 4.000%, 3/01/38 3/30 at 100.00 AA- 614,721
500 4.000%, 3/01/39 3/30 at 100.00 AA- 520,090
1,000 Garland, Dallas, Collin and Rockwell Counties, Texas, Electric Utility System
Revenue Bonds, Refunding Series 2020, 4.000%, 3/01/45
3/30 at 100.00 AA- 1,022,040
Garland, Dallas, Collin and Rockwell Counties, Texas,
Electric Utility System Revenue Bonds, Refunding Series
2021A:
1,250 3.000%, 3/01/37 3/31 at 100.00 AA- 1,141,987
1,330 4.000%, 3/01/38 3/31 at 100.00 AA- 1,402,246
4,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/49, (UB) (4)
4/30 at 100.00 A+ 3,942,600
5,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%,
10/01/43, (UB) (4)
4/28 at 100.00 AA+ 5,412,300
Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017:
1,230 4.500%, 9/01/32 9/27 at 100.00 BBB- 1,272,029
955 4.500%, 9/01/32 9/27 at 100.00 BBB- 987,632
9,000 Harris County Flood Control District, Texas, Contract Tax Bonds, Refunding
Series 2017A, 4.000%, 10/01/37
10/27 at 100.00 AAA 9,373,230
800 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 5.000%,
12/01/35
12/31 at 100.00 N/R 858,496
6,000 Highland Park Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2016, 4.000%, 2/15/33
2/25 at 100.00 Aaa 6,166,260
Houston, Texas, Airport System Revenue Bonds, Refunding
& Subordinate Lien Series 2018A:
2,625 5.000%, 7/01/31, (AMT) 7/28 at 100.00 A1 2,824,710
2,000 5.000%, 7/01/35, (AMT) 7/28 at 100.00 A1 2,132,980
1,750 5.000%, 7/01/36, (AMT) 7/28 at 100.00 A1 1,864,765

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,665 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C, 5.000%, 7/01/32, (AMT)
7/28 at 100.00 AA $ 1,788,926
1,630 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series   Series 2012A, 5.000%, 7/01/29, (Pre-refunded 7/01/22),
(AMT)
7/22 at 100.00 A (5) 1,639,601
2,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2021A, 4.000%, 7/01/40, (AMT)
7/31 at 100.00 N/R 1,976,200
2,855 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2013A, 5.000%, 3/01/28, (Pre-refunded 3/01/23)
3/23 at 100.00 AA (5) 2,928,374
2,500 Keller Independent School District, Tarrant County, Texas, General
Obligation Bonds, Refunding Series 2015A, 4.000%, 2/15/34, (Pre-
refunded 2/15/25)
2/25 at 100.00 AAA (5) 2,604,875
1,400 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 A 1,488,620
Lake Houston Redevelopment Authority, Texas, Tax
Increment Contract Revenue Bonds, Series 2021:
350 3.000%, 9/01/38 9/31 at 100.00 BBB- 296,058
350 3.000%, 9/01/40 9/31 at 100.00 BBB- 290,601
4,220 3.000%, 9/01/44 9/31 at 100.00 BBB- 3,352,790
Lazy Nine Municipal Utility District 1B, Travis County, Texas,
General Obligation Water and Sewer Bonds, Series 2021A:
525 2.000%, 3/01/35 - AGM Insured 3/27 at 100.00 AA 395,551
530 2.000%, 3/01/37 - AGM Insured 3/27 at 100.00 AA 381,473
4,825 Little Elm Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2018, 5.000%, 8/15/46
2/28 at 100.00 AAA 5,306,390
1,695 Lone Star College System, Harris, Montgomery and San Jacinto Counties,
Texas, Revenue Financing System Bonds, Refunding Series 2021,
3.000%, 2/15/36
2/31 at 100.00 AA 1,577,604
2,000 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/32, (AMT)
11/25 at 100.00 A1 2,096,520
1,250 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021, 5.000%, 5/15/41
5/30 at 100.00 A+ 1,377,175
2,550 Lubbock, Texas, Electric Light and Power Revenue Bonds, Series 2021,
4.000%, 4/15/39
4/30 at 100.00 A+ 2,549,898
Martin County Hospital District, Texas, General Obligation
Bonds, Refunding Series 2021:
350 4.000%, 4/01/33 4/30 at 100.00 A3 355,856
350 4.000%, 4/01/35 4/30 at 100.00 A3 355,092
Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2015:
500 5.000%, 1/01/24 No Opt. Call A 518,840
300 5.000%, 1/01/25 1/24 at 100.00 A 312,249
1,000 Montgomery County Municipal Utility District 47, Texas, Waterworks and
Sewer System Unlimited Tax Bonds, Series 2020, 1.500%, 10/01/29
10/25 at 100.00 Aa3 862,410
Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018:
1,585 5.000%, 9/15/29 9/25 at 100.00 BBB- 1,661,857
1,060 5.000%, 9/15/31 9/25 at 100.00 BBB- 1,107,753

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 585 New Hope Cultural Education Facilities Finance Corporation, Texas,
Capital Improvement Revenue Bonds, CHF-Collegiate Housing Denton,
LLC - Texas Woman's University Housing Project, Series 2018A-1,
5.000%, 7/01/38 - AGM Insured
7/27 at 100.00 AA $ 629,349
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
NCCD - College Station Properties LLC - Texas A&M
University Project,  Series 2015A:
1,500 5.000%, 7/01/23 No Opt. Call Caa1 1,425,000
750 5.000%, 7/01/30 7/25 at 100.00 Caa1 712,500
2,895 North East Regional Mobility Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 1/01/29
1/26 at 100.00 BBB 3,059,002
2,950 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B, 5.000%, 1/01/36
1/26 at 100.00 BBB- 3,078,295
North Houston Development Corporation, Texas, Tax
Increment Contract Revenue Bonds, Refunding Series
2019:
880 3.000%, 9/01/36 - AGM Insured 9/29 at 100.00 AA 765,010
1,000 3.000%, 9/01/37 - AGM Insured 9/29 at 100.00 AA 866,760
1,150 North Texas Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42, (Pre-refunded
6/01/22)
6/22 at 100.00 BBB- (5) 1,153,462
3,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 A+ (5) 3,311,460
1,500 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2018, 5.000%, 1/01/31
1/28 at 100.00 A 1,648,575
365 Parkway Utility District, Harris County, Texas, Waterworks and Sewer
System Combination Tax and Revenue Bonds, Refunding Series 2022,
4.000%, 3/01/32 - AGM Insured
No Opt. Call N/R 379,140
Port Freeport, Brazoria County, Texas, Revenue Bonds,
Senior Lien Series 2018:
1,050 5.000%, 6/01/34, (AMT) 6/28 at 100.00 A+ 1,141,591
1,105 5.000%, 6/01/35, (AMT) 6/28 at 100.00 A+ 1,200,174
460 Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 6.750%,
11/15/24, (ETM)
No Opt. Call N/R (5) 483,943
1,000 San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, University Incarnate Word Project, Refunding &
Improvement Series 2021A, 4.000%, 4/01/41
4/31 at 100.00 Baa1 977,370
1,500 San Antonio, Texas, Airport System Revenue Bonds, Improvement Series
2015, 5.000%, 7/01/45, (AMT)
7/25 at 100.00 A1 1,545,255
890 Southwest Higher Education Authority Inc, Texas, Revenue Bonds,
Southern Methodist University Project, Refunding Series 2017, 5.000%,
10/01/39
10/27 at 100.00 AA- 984,821
3,975 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2020,
3.000%, 12/01/40
12/29 at 100.00 AA 3,626,949
1,405 Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply
Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/30
No Opt. Call A3 1,515,307
Texas Municipal Power Agency, Revenue Bonds,
Transmisison System, Refunding Series 2021:
3,000 2.000%, 9/01/33 - AGM Insured 9/26 at 100.00 AA 2,433,720
1,000 3.000%, 9/01/36 - AGM Insured 9/26 at 100.00 AA 966,110

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Texas Private Activity Bond Surface Transporation
Corporation, Revenue Bonds, NTE Mobility Partners LLC
North Tarrant Express Managed Lanes Project, Refunding
Senior Lien Series 2019A:
$ 2,000 5.000%, 12/31/31 12/29 at 100.00 Baa2 $ 2,196,480
3,185 5.000%, 12/31/34 12/29 at 100.00 Baa2 3,474,357
2,420 5.000%, 12/31/36 12/29 at 100.00 Baa2 2,628,967
Texas Private Activity Bond Surface Transporation
Corporation, Senior Lien Revenue Bonds, NTE Mobility
Partners Segments 3 LLC Segments 3A & 3B Facility, Series
2013:
335 7.000%, 12/31/38, (AMT) 9/23 at 100.00 Baa3 354,708
455 6.750%, 6/30/43, (AMT) 9/23 at 100.00 Baa3 480,107
1,750 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A, 4.000%, 6/30/35
12/30 at 100.00 Baa2 1,773,065
1,200 Texas State, General Obligation Bonds, College Student Loan Series 2014,
6.000%, 8/01/25, (AMT)
8/24 at 100.00 AAA 1,291,488
3,955 Texas State, General Obligation Bonds, College Student Loan Series
2020A, 4.500%, 8/01/30, (AMT)
2/30 at 100.00 AAA 4,397,288
Texas State, General Obligation Bonds, Refunding College
Student Loan Series 2019:
4,230 5.000%, 8/01/32, (AMT) No Opt. Call AAA 4,978,498
4,445 5.000%, 8/01/33, (AMT) No Opt. Call AAA 5,282,794
2,000 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/26
10/24 at 100.00 AAA 2,117,860
2,000 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2015A, 5.000%, 10/01/34
10/25 at 100.00 AAA 2,140,360
1,330 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41, (Pre-
refunded 8/15/22)
8/22 at 100.00 A (5) 1,343,672
1,140 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/29
8/24 at 100.00 A- 1,183,103
7,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2015A, 4.000%, 10/15/34
10/25 at 100.00 AAA 7,211,890
1,250 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2016, 5.000%, 10/15/46
10/26 at 100.00 AAA 1,351,450
Travis County Water Control and Improvement District 17,
Steiner Ranch Defined Area, Texas, General Obligation
Bonds, Refunding Series 2020:
1,250 3.000%, 5/01/28 - BAM Insured No Opt. Call AA 1,254,287
1,105 3.000%, 5/01/29 - BAM Insured No Opt. Call AA 1,103,663
2,000 University of Houston, Texas, Consolidated Revenue Bonds, Refunding
Series 2017C, 5.000%, 2/15/29
2/26 at 100.00 AA 2,166,380
1,185 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Refunding Series
2021, 3.000%, 9/01/38
9/31 at 100.00 Baa2 982,768
1,645 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A,
5.000%, 9/01/39
9/26 at 100.00 BBB 1,716,985
2,000 Viridian Municipal Management District, Texas, Unlimited Tax Revenue
Bonds, Road Improvement Series 2021, 2.250%, 12/01/37 - AGM
Insured
12/27 at 100.00 N/R 1,559,140

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,070 Viridian Municipal Management District, Texas, Unlimited Tax Revenue
Bonds, Utility Improvement Series 2021, 2.250%, 12/01/37 - AGM
Insured
12/27 at 100.00 N/R $ 834,140
Washington County Junior College District, Texas,
Combined Fee Revenue Bonds, Refunding Series 2020:
1,700 5.000%, 10/01/29 - AGM Insured No Opt. Call AA 1,936,164
1,775 5.000%, 10/01/30 - AGM Insured No Opt. Call AA 2,026,269
1,385 4.000%, 10/01/31 - AGM Insured 10/30 at 100.00 AA 1,464,250
800 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28
8/24 at 100.00 Aaa 870,040
220,070 Total Texas 227,433,273
Utah - 2.0%
Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A:
4,000 5.000%, 7/01/39 , (WI/DD, Settling 5/12/22) 7/31 at 100.00 N/R 4,495,440
5,000 5.000%, 7/01/40 , (WI/DD, Settling 5/12/22) 7/31 at 100.00 N/R 5,609,700
1,255 Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38 6/28 at 100.00 AA+ 1,411,850
1,955 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.500%, 6/01/51, 144A
12/26 at 103.00 N/R 1,554,166
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A:
1,875 5.000%, 7/01/34, (AMT) 7/27 at 100.00 A 1,988,438
2,280 5.000%, 7/01/35, (AMT) 7/27 at 100.00 A 2,415,865
2,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/30, (AMT)
7/28 at 100.00 A 2,160,960
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Bridge Elementary Project, Series 2021A:
560 4.000%, 6/15/31 6/28 at 103.00 N/R 520,380
145 4.000%, 6/15/41 6/28 at 103.00 N/R 119,313
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series
2018:
500 5.000%, 10/15/29 10/27 at 100.00 AA 543,550
500 5.000%, 10/15/31 10/27 at 100.00 AA 542,770
Utah Charter School Finance Authority, Utah, Charter
School Revenue Bonds, Spectrum Academy Project, Series
2020:
250 4.000%, 4/15/29 No Opt. Call Aa2 262,097
705 4.000%, 4/15/30 No Opt. Call Aa2 735,576
760 4.000%, 4/15/32 4/30 at 100.00 Aa2 783,332
5,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc,
Series 2020A, 5.000%, 5/15/43, (UB) (4)
5/30 at 100.00 AA+ 5,519,150
400 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2016B, 4.000%, 5/15/47
5/24 at 100.00 AA+ 400,144
750 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2021, 4.000%, 10/15/38
4/31 at 100.00 BBB- 659,198
27,935 Total Utah 29,721,929

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Vermont - 0.2%
Vermont Educational and Health Buildings Financing
Agency, Revenue Bonds, University of Vermont Medical
Center Project, Green Series 2016B:
$ 1,270 5.000%, 12/01/37 6/26 at 100.00 A+ $ 1,369,022
1,500 5.000%, 12/01/38 6/26 at 100.00 A+ 1,615,755
2,770 Total Vermont 2,984,777
Virginia - 1.5%
1,065 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 - AGM Insured
7/26 at 100.00 AA 1,127,409
3,375 Fairfax County Economic Development Authority, Virginia, Transportation
Contract Revenue Bonds, Route 28 Project, Refunding Series 2016B,
3.000%, 4/01/36
4/26 at 100.00 AA+ 3,266,055
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB) (4)
5/28 at 100.00 AA+ 2,000,200
1,400 Fredericksburg Economic Development Authority, Virginia, Revenue
Bonds,Mary Washington Healthcare Obligated Group, Refunding Series
2014, 5.000%, 6/15/33
6/24 at 100.00 A3 1,454,768
3,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 A+ 2,918,640
1,005 Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds,
Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project,
Refunding Series 2014, 5.375%, 1/01/35
1/25 at 100.00 N/R 1,025,492
475 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated
Group, Refunding Series 2016, 5.000%, 6/15/27
6/26 at 100.00 A3 515,199
815 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2001, 5.750%, 1/01/34
No Opt. Call AA 1,025,588
1,750 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 BBB 1,809,867
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
3,335 5.000%, 1/01/33, (AMT) 1/32 at 100.00 N/R 3,665,732
1,585 5.000%, 7/01/34, (AMT) 1/32 at 100.00 N/R 1,713,496
720 5.000%, 12/31/38, (AMT) 12/32 at 100.00 N/R 791,431
810 5.000%, 6/30/39, (AMT) 12/32 at 100.00 N/R 882,625
40 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing, OPCO LLC Project, Senior Lien Series 2012, 4.750%,
1/01/25, (AMT)
7/22 at 100.00 BBB 40,200
21,375 Total Virginia 22,236,702
Washington - 1.1%
Camas, Washington, Water and Sewer Revenue Bonds,
Series 2019:
720 5.000%, 12/01/44 12/28 at 100.00 Aa3 798,876
1,255 5.000%, 12/01/47 12/28 at 100.00 Aa3 1,386,373
3,000 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%,
11/01/35, (UB) (4)
11/26 at 100.00 AAA 3,281,100
1,915 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2019A, 5.000%, 7/01/36
7/29 at 100.00 Aa2 2,141,066

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 1,705 King County School District 415 Kent, Washington, General Obligation
Bonds, Series 2019, 4.000%, 12/01/38
12/29 at 100.00 Aaa $ 1,797,786
1,355 Lakewood Water District, Pierce County, Washington, Water Revenue
Bonds, 2019A, 5.000%, 12/01/44, (AMT)
12/28 at 100.00 AA 1,482,370
400 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/28
No Opt. Call BBB+ 439,488
2,000 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2017A, 5.000%, 10/01/47, (UB) (4)
10/27 at 100.00 Aa2 2,144,640
2,100 Washington State, Certificates of Participation, State & Local Agency Real
& Personal Property Series 2020B, 5.000%, 7/01/39
7/30 at 100.00 Aa1 2,359,875
14,450 Total Washington 15,831,574
West Virginia - 0.6%
1,000 Marshall University, West Virginia, University Revenue Bonds, Refunding &
Improvement Series 2020A, 3.000%, 5/01/46 - AGM Insured
5/30 at 100.00 AA 846,470
250 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Refunding Series
2016A, 4.000%, 6/01/35
6/26 at 100.00 A 250,665
1,035 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Series 2018A, 4.000%,
6/01/51
6/28 at 100.00 N/R 976,678
2,545 West Virginia State, General Obligation Bonds, State Road Series 2019A,
5.000%, 6/01/41
6/29 at 100.00 Aa2 2,845,997
2,840 West Virginia State, General Obligation Bonds, State Road Series 2021A,
5.000%, 6/01/38
6/31 at 100.00 Aa2 3,279,689
1,250 West Virginia Water Development Authority, Infrastructure Excess Lottery
Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series
2014A, 5.000%, 7/01/34
7/24 at 100.00 AAA 1,313,725
8,920 Total West Virginia 9,513,224
Wisconsin - 1.8%
Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project,
Refunding Series 2020A:
2,950 5.000%, 6/01/38 6/30 at 100.00 A+ 3,299,516
5,000 4.000%, 6/01/39 6/30 at 100.00 A+ 5,027,300
1,775 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/38, 144A
6/26 at 100.00 BBB- 1,797,560
485 University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Tender Option Bond Trust 2015-XF0127, 16.656%, 4/01/38, (Pre-
refunded 4/01/23), 144A, (IF) (4)
4/23 at 100.00 AA- (5) 536,784
2,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/34
2/26 at 100.00 A- 2,580,845
335 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25
5/24 at 100.00 BBB+ 349,469
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A:
1,840 5.000%, 9/01/28, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R (5) 2,042,547
700 5.000%, 9/01/29, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R (5) 777,056
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%,
4/01/35
4/27 at 100.00 AA 5,375,000

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools
Obligated Group, Series 2021:
$ 1,000 4.000%, 12/01/51 12/26 at 100.00 N/R $ 846,380
1,000 4.000%, 12/01/56 12/26 at 100.00 N/R 829,110
1,505 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30,
(Pre-refunded 8/15/25)
8/25 at 100.00 N/R (5) 1,620,388
100 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014A, 5.000%, 7/01/26
7/24 at 100.00 A 104,947
800 Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2021C, 2.100%, 9/01/32
9/30 at 100.00 N/R 688,136
1,850 Wisconsin State, Transportation Revenue Bonds, Series 2021A, 3.000%,
7/01/41
7/30 at 100.00 AAA 1,624,078
26,750 Total Wisconsin 27,499,116
Wyoming - 0.1%
1,000 Wyoming Municipal Power Agency, Power Supply System Revenue Bonds,
Refunding Series 2017A, 5.000%, 1/01/34, (Pre-refunded 1/01/27) -
BAM Insured
1/27 at 100.00 A2 (5) 1,108,500
$ 1,523,917 Total Long-Term Investments (cost $1,676,054,606) 1,587,100,919
Floating Rate Obligations - (8.9)% (133,335,000)
Other Assets Less Liabilities - (6.5)% 36,523,727
Net Assets - 100% $ 1,490,289,646
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,587,100,919 $ – $ 1,587,100,919
Total
$ – $ 1,587,100,919 $ – $ 1,587,100,919

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.